Risk Management	12 Months Ended
Dec. 31, 2025
Disclosure of credit risk exposure [abstract]
Risk Management
Credit risk management (audited)
The risk of loss to the Group from the failure
of clients, customers or counterparties,
including sovereigns, to fully honour their
obligations to the Group, including the
whole and timely payment of principal,
interest, collateral and other receivables.
Overview
The credit risk that the Group faces arises
from wholesale and retail loans and
advances together with the counterparty
credit risk arising from derivative contracts
with clients' trading activities, including debt
securities, settlement balances with market
counterparties, fair value through other
comprehensive income (FVOCI) assets and
reverse repurchase loans.
Credit risk management objectives are to:
•maintain a framework of controls to
oversee credit risk
•identify, assess and measure credit risk
clearly and accurately across the Group
and within each separate business, from
the level of individual facilities up to the
total portfolio
•control and plan credit risk taking in line
with external stakeholder expectations,
including risk return objectives, and
avoiding undesirable concentrations
•monitor credit risk and adherence to
agreed controls.
Organisation, roles and responsibilities
The first line of defence has primary
responsibility for managing credit risk
within the risk appetite and limits set by the
Risk function, supported by a defined set of
policies, standards and controls. In the
entities, business risk committees (attended
by the first line) monitor and review the
credit risk profile of each business unit,
where the most material issues are escalated
to the Retail Credit Risk Management
Committee, Wholesale Credit Risk
Management Committee and Group Risk
Committee.
Wholesale and retail portfolios are managed
separately to reflect the differing nature of
the assets; wholesale balances tend to be
larger and are managed on an individual
basis, while retail balances are greater in
number but lesser in value and are,
therefore, managed in aggregated segments.
The responsibilities of the credit risk
management teams in the businesses, the
sanctioning team and other shared services
include: sanctioning new credit agreements
(principally wholesale); setting strategies for
approval of transactions (principally retail);
setting risk appetite; monitoring risk against
limits and other parameters; maintaining
robust processes, data gathering, quality,
storage and reporting methods for effective
credit risk management; performing
effective turnaround and workout scenarios
for wholesale portfolios via dedicated
restructuring and recoveries teams;
maintaining robust collections and recovery
processes/units for retail portfolios; and
review and validation of credit risk
measurement models.
The credit risk management teams in each
legal entity are accountable to the relevant
Legal Entity CRO, who reports to the Group
CRO.
For wholesale portfolios, credit risk
managers are organised in sanctioning teams
by geography, industry and/or product. In
wholesale portfolios, credit risk approval is
undertaken by experienced credit risk
professionals operating within a clearly
defined delegated authority framework, with
only the most senior credit officers assigned
the higher levels of delegated authority. The
largest credit exposures, which are outside
the Risk Sanctioning Unit or Risk
Distribution Committee authority, require
the support of a Senior Credit Officer. For
exposures in excess of the Senior Credit
Officer’s authority, approval by Group
Senior Credit Officer/Board Risk Committee
is also required. The Group Credit Risk
Committee, attended by Senior Credit
Officers, provides a formal mechanism for
the Group Senior Credit Officer to exercise
the highest level of credit authority over the
most material Group single name exposures.
Credit risk mitigation
The Group employs a range of techniques
and strategies to actively mitigate credit
risks. These can broadly be divided into
three types:
•netting and set-off
•collateral
•risk transfer.
Netting and set-off
Credit risk exposures can be reduced by
applying netting and set-off. For derivative
transactions, the Group’s normal practice is,
on a legal entity basis, to enter into standard
master agreements with counterparties (e.g.
ISDAs). These master agreements typically
allow for netting of credit risk exposure to a
counterparty resulting from derivative
transactions against the obligations to the
counterparty in the event of default, and so
produce a lower net credit exposure. These
agreements may also reduce settlement
exposure (e.g. for foreign exchange
transactions) by allowing payments on the
same day in the same currency to be set-off
against one another.
Collateral
The Group has the ability to call on
collateral in the event of default of the
counterparty, comprising:
•home loans: a fixed charge over
residential property in the form of houses,
flats and other dwellings
•wholesale lending: a fixed charge over
commercial property and other physical
assets, in various forms
•other retail lending: includes charges over
other physical assets; second lien charges
over residential property; and finance
lease receivables
•derivatives: the Group also often seeks to
enter into a margin agreement (e.g. Credit
Support Annex) with counterparties with
which the Group has master netting
agreements in place. These annexes to
master agreements provide a mechanism
for further reducing credit risk, whereby
collateral (margin) is posted on a regular
basis (typically daily) to collateralise the
mark to market exposure of a derivative
portfolio measured on a net basis
•reverse repurchase agreements: collateral
typically comprises highly liquid
securities which have been legally
transferred to the Group subject to an
agreement to return them for a fixed price
•financial guarantees and similar off-
balance sheet commitments: cash
collateral may be held against these
arrangements.
Risk transfer
A range of instruments including guarantees,
credit insurance, credit derivatives and
securitisation can be used to transfer credit
risk from one counterparty to another. These
mitigate credit risk in three main ways:
•if the risk is transferred to a counterparty
which is more creditworthy than the
original counterparty, then overall credit
risk is reduced
•where recourse to the first counterparty
remains, both counterparties must default
before a loss materialises. This is less
likely than the default of either
counterparty individually so credit risk is
reduced
•first loss exposures across pools of credit
risk can be hedged via synthetic
securitisation structures, typically via
CLN (credit linked notes) issuance. As
these are fully funded upfront they
provide for a direct reduction in credit
risk exposure on referenced pools.
In addition, referenced pools of assets can
be securitised with specific tranches of risk
sold to investors to provide direct reduction
in credit risk exposures.

Detailed policies are in place to appropriately recognise and record credit risk mitigation. For more information, refer to pages 131 to 134 of the Barclays PLC Pillar 3 Report 2025 (unaudited).

Governance and oversight of ECLs
under IFRS 9
The Group’s organisational structure and
internal governance processes oversee the
estimation of ECL across several areas,
including: i) setting requirements in policy,
including key assumptions and the
application of key judgements; ii) the design
and execution of models; and iii) review of
ECL results.
i) Impairment policy requirements are set
and reviewed regularly, at a minimum
annually, to maintain adherence to
accounting standards. Key judgements
inherent in policy, including the estimated
life of revolving credit facilities and the
quantitative criteria for assessing the
significant increase in credit risk (SICR), are
separately supported by analytical study. In
particular, the quantitative thresholds used
for assessing SICR are subject to a number
of internal validation criteria, particularly in
retail portfolios where thresholds decrease as
the origination Probability of Default (PD)
of each facility increases. Key policy
requirements are also aligned to the Group’s
credit risk management strategy and
practices, for example, wholesale customers
that are risk managed on an individual basis
are assessed for ECL on an individual basis
upon entering Stage 3; furthermore, key
internal risk management indicators of high
risk are used to set SICR policy, for
example, retail customers identified as high
risk account management are automatically
deemed to have met the SICR criteria.
ii) ECL is estimated in line with internal
policy requirements using models which are
validated by a qualified independent party to
the model development area, the
Independent Validation Unit (IVU), before
first use and on a regular basis, at a
minimum every three years. Each model is
designated an owner who is responsible for:
•model maintenance: monitoring of model
performance including backtesting by
comparing predicted ECL versus flow
into stage 3 and coverage ratios;
proposing material changes for
independent IVU approval; and
recalibrating model parameters on more
timely data
•proposing post-model adjustments (PMA)
to address model weaknesses or to
account for situations where known or
expected risk factors and information
have not been considered in the modelling
process. All PMAs relating to model
deficiencies, regardless of value are
approved by IVU for a set time period.
Material PMAs are approved before first
use whilst immaterial PMAs are approved
as part of IVU's annual review process.
PMAs representing Expert Judgement are
validated by Risk, as the second line of
defence and approved for a set time
period. The most material PMAs are also
approved by the CRO.
Models must also assess ECL across a range
of future economic conditions. These
economic scenarios are generated via an
independent model and ultimately set by the
Senior Scenario Review Committee.
Economic scenarios are regenerated at a
minimum twice annually but more
frequently if deemed appropriate, and also to
align with the Group’s medium term
planning exercise. Each model used in the
estimation of ECL, including key inputs, are
governed by a series of internal controls,
which include the validation of
completeness and accuracy of data in golden
source systems, documented data
transformations and documented lineage of
data transfers between systems.
iii) The Group Impairment Committee,
formed of members from both Finance and
Risk and attended by both the Group
Finance Director and the Group CRO (or
their delegates), is responsible for
overseeing impairment policy and practice
across the Group and will approve
impairment results. Reported results and key
messages are communicated to the BAC,
which has an oversight role and provides
challenge of key assumptions, including the
basis of the scenarios adopted. Impairment
results are then factored into management
decision making, including but not limited
to, business planning, risk appetite setting
and portfolio management.
Market risk management
(audited)
The risk of loss arising from potential
adverse changes in the value of the Group’s
assets and liabilities from fluctuation in
market variables including, but not limited
to, interest rates, foreign exchange, equity
prices, commodity prices, credit spreads,
implied volatilities and asset correlations.
Overview
Market risk arises primarily as a result of
client facilitation in wholesale markets,
involving market-making activities, risk
management solutions and execution of
syndications. Upon execution of a trade with
a client, the Group will look to hedge against
the risk of the trade moving in an adverse
direction. Mismatches between client
transactions and hedges result in market risk
due to changes in asset prices, volatility or
correlations.
Organisation, roles and responsibilities
Market risk in the businesses resides
primarily in Investment Bank and Treasury.
These businesses have the mandate to
assume market risk. The front office and
Treasury trading desks are responsible for
managing market risk on a day-to-day basis,
where they are required to understand and
adhere to all limits applicable to their
businesses. The Market Risk team supports
the trading desks with the day-to-day limit
management of market risk exposures
through governance processes which are
outlined in supporting market risk policies
and standards.
Market risk oversight and challenge is
provided by business committees and Group
committees, including the Market Risk
Committee (MRC).
The objectives of market risk management
are to:
•identify, understand and control market
risk by robust measurement, limit setting,
reporting and oversight
•facilitate business growth within a
controlled and transparent risk
management framework
•control market risk in the businesses
according to the allocated appetite.
To meet the above objectives, a governance
structure is in place to manage these risks
consistent with the ERMF.
The BRC recommends market risk appetite
to the Board for their approval. The Market
Risk Principal Risk Lead (PR Lead) is
responsible for the Market Risk Control
Framework and, under delegated authority
from the Group CRO, agrees with the
business CROs a limit framework within the
context of the approved market risk appetite.
The Market Risk Committee (MRC) reviews
and makes recommendations concerning the
group-wide market risk profile. This
includes overseeing the operation of the
Market Risk Framework and associated
policies and standards, monitoring market
and regulatory changes, and reviewing limit
utilisation levels. The committee is chaired
by the PR Lead and attendees include the
business heads of market risk and business
aligned market risk managers.
In addition to MRC, the Investment Bank
Risk Committee (‘IBRC’) is the main forum
in which market risk exposures are
discussed and reviewed with senior business
heads. The Committee is chaired by the
BBPLC CRO and meets weekly, covering
current market events, notable market risk
exposures, and key risk topics. New
business initiatives are generally socialised
at IBRC before any changes to risk appetite
or associated limits are considered in other
governance committees.
The head of each business is accountable for
all market risks associated with its activities,
while the head of the market risk team
covering each business is responsible for
implementing the risk control framework for
market risk.

For more information on market risk management, refer to the Barclays PLC Pillar 3 Report p156 to 165 (unaudited).

Management value at risk (VaR)
VaR is an estimate of the potential loss
arising from unfavourable market
movements if the current positions were to
be held unchanged for one business day. For
internal market risk management purposes, a
historical simulation methodology with a
one-year equally weighted historical period,
at the 95% confidence level is used for all
trading books and some banking books.
Limits are applied at the total level as well
as by risk factor type, which are then
cascaded down to particular trading desks
and businesses by the market risk
management function.

See the market risk performance section for a review of management VaR.

Liquidity risk management
(audited)
Overview
The efficient management of liquidity is
essential to the Group in order to retain the
confidence of the financial markets and
maintain the sustainability of the business.
Treasury and Capital Risk have created a
framework to manage all liquidity risk
exposures under both normal and stressed
conditions. The framework is designed to
maintain liquidity resources that are sufficient
in amount, quality and funding tenor profile
to remain within the liquidity limits set by the
Barclays PLC Board. The Board sets
liquidity limits on both internal and
regulatory liquidity metrics.
Organisation, roles and responsibilities
Treasury has the primary responsibility for
managing liquidity risk within the set risk
appetite. Both Risk and Treasury contribute
to the production of the Internal Liquidity
Adequacy Assessment Process (ILAAP).
The Treasury and Capital Risk function is
responsible for the management and
governance of the liquidity risk mandate, as
defined by the Board.
The liquidity risk management framework
established by Treasury and Capital Risk is
designed to deliver the appropriate term and
structure of funding, consistent with the risk
appetite set by the Board. The framework
incorporates a range of ongoing business
management tools to monitor and stress test
the Group’s balance sheet and recovery plan,
including limit setting. Limit setting and
transfer pricing are tools designed to control
the level of liquidity risk taken and drive the
appropriate mix of funds. Adherence to
limits reduces the likelihood that a liquidity
stress event could lead to an inability to meet
Group’s obligations as they fall due.
The Board approves the Group funding plan,
internal stress tests, regulatory stress test
results, recovery plan and liquidity risk
qualitative statement that supports the Group
risk appetite. The Group Treasury
Committee is responsible for monitoring and
managing liquidity risk in line with the
Group’s funding management objectives,
funding plan and risk appetite. The Treasury
and Capital Risk Committee monitors and
reviews the liquidity risk profile and control
environment, providing second line
oversight of the management of liquidity
risk. The BRC reviews the risk profile,
liquidity risk qualitative statement, and the
impact of stress scenarios on the Group
funding plan/forecast in order to agree the
Group's projected funding abilities. The
Group BRC also approves liquidity limits to
define the Group's risk appetite liquidity
constraint.
Capital risk management (audited)
Overview
Capital risk is managed through ongoing
monitoring and management of the capital
and leverage position, regular stress testing
and a robust capital governance framework.
The objectives of the framework are to
maintain adequate capital for the Group and
legal entities to withstand the impact of the
risks that may arise under normal and
stressed conditions, and maintain adequate
capital to cover current and forecast business
needs and associated risks to provide a
viable and sustainable business offering. The
Group  aims to prudently manage its overall
leverage position (including risk of
excessive leverage) by utilising plausible
stress scenarios, reviewing and deploying
management actions in response to
deteriorating economic and commercial
positions.  In order to manage contingent
leverage risk, the Group considers the
context from which the business
consumption arises, the impact of client
utilisation on leverage and the available
actions to manage.
Organisation, roles and responsibilities
Treasury has the primary responsibility for
managing and monitoring capital adequacy.
The Treasury and Capital Risk function
provides oversight of capital risk.
Production of the Barclays PLC Internal
Capital Adequacy Assessment Process
(ICAAP) is the responsibility of Treasury.
Capital risk management is underpinned by
a control framework and policy. The capital
management strategy, outlined in the Group
and legal entity capital plans, is developed in
alignment with the control framework and
policy for capital risk, and is implemented
consistently in order to deliver on the
Group’s objectives.
The Board approves the Group capital plan,
internal stress tests and results of regulatory
stress tests, and the Group recovery plan.
The Group Treasury Committee is
responsible for monitoring and managing
capital risk in line with the Group’s capital
management objectives, capital plan and risk
frameworks. The Treasury and Capital Risk
Committee monitors and reviews the capital
risk profile and control environment,
providing second line oversight of the
management of capital risk. The BRC
reviews the risk profile, and reviews risk
appetite at least annually and the impact of
stress scenarios on the Group capital plan/
forecast in order to agree the Group’s
projected capital adequacy.
Local management assures compliance with
an entity’s minimum regulatory capital
requirements by reporting to local Asset and
Liability Committees (ALCOs) with
oversight by the Group Treasury Committee,
as required. In 2025, Barclays complied with
all regulatory minimum capital
requirements. Contingent leverage risk is
managed by; i) setting comprehensive
leverage (and RWA) targets for each
business as part of the Treasury capital
management process, taking into account
adherence to early warning indicators and
maintain a healthy leverage ratio, and; ii)
Monitoring execution of actions taken to
course-correct as necessary.
The Group maintains a number of defined
benefit pension schemes for past and current
employees. The ability of schemes to meet
pension payments is achieved with
investments and contributions.
Pension risk arises because the market value
of pension fund assets might decline;
investment returns might reduce; or the
estimated value of pension liabilities might
increase. The Group monitors the pension
risks arising from its defined benefit pension
schemes and works with the relevant
pension fund’s trustees to address shortfalls.
In these circumstances, the Group could be
required or might choose to make extra
contributions to the pension fund. The
Group’s main defined benefit scheme was
closed to new entrants in 2012.

Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Exposure net of risk mitigation
As at 31 December 2025	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	229,752	—	—	—	—	229,752
Cash collateral and settlement balances	130,532	—	—	—	—	130,532
Loans and advances at amortised cost:
Retail mortgages	177,333	—	(11)	(177,294)	(6)	22
Retail credit cards	36,952	—	—	—	—	36,952
Retail other	13,914	—	(1,064)	(2,657)	(43)	10,150
Corporate loans	133,324	(2,977)	(1,429)	(76,288)	(9,683)	42,947
Total loans and advances at amortised cost	361,523	(2,977)	(2,504)	(256,239)	(9,732)	90,071
Of which credit-impaired (Stage 3):
Retail mortgages	1,883	—	—	(1,883)	—	—
Retail credit cards - excluding POCI	486	—	—	—	—	486
Retail credit cards - POCI	24	—	—	—	—	24
Retail other - excluding POCI	116	—	—	(90)	—	26
Retail other - POCI	15	—	—	—	—	15
Corporate loans	2,355	—	(22)	(1,410)	(426)	497
Total credit-impaired loans and advances at amortised cost	4,879	—	(22)	(3,383)	(426)	1,048
Debt securities at amortised cost	68,475	—	—	(136)	—	68,339
Reverse repurchase agreements and other similar secured lending	17,622	—	—	(17,622)	—	—
Trading portfolio assets:
Debt securities	94,359	—	—	(639)	—	93,720
Traded loans	12,249	—	—	(4,907)	—	7,342
Total trading portfolio assets	106,608	—	—	(5,546)	—	101,062
Financial assets at fair value through the income statement:
Loans and advances	47,672	—	(17)	(43,588)	—	4,067
Debt securities	3,214	—	—	(359)	—	2,855
Reverse repurchase agreements	132,488	—	(1,396)	(130,734)	—	358
Other financial assets	83	—	—	—	—	83
Total financial assets at fair value through the income statement	183,457	—	(1,413)	(174,681)	—	7,363
Derivative financial instruments	252,459	(194,743)	(30,758)	(12,646)	(4,121)	10,191
Financial assets at fair value through other comprehensive income	74,390	—	—	(2,390)	(134)	71,866
Other assets	847	—	(1)	—	—	846
Assets held for sale	5,801	—	—	—	—	5,801
Total on-balance sheet	1,431,466	(197,720)	(34,676)	(469,260)	(13,987)	715,823

Off-balance sheet:
Contingent liabilities	25,374	—	(1,768)	(768)	(194)	22,644
Loan commitments	424,606	—	(492)	(52,384)	(2,437)	369,293
Total off-balance sheet	449,980	—	(2,260)	(53,152)	(2,631)	391,937

Total	1,881,446	(197,720)	(36,936)	(522,412)	(16,618)	1,107,760
The above table excludes any credit risk mitigation that does not impact the expected credit loss for financial assets measured at amortised cost. Off-balance sheet exposures are shown gross of provisions of £416m (2024: £439m), see Note 24 for further details. In addition to the above, the Group holds forward starting reverse repos with notional contract amounts of £81.5bn (2024: £108.6bn) which are fully collateralised. Corporate loans at amortised cost include £1.8bn (2024: £3.3bn) of BBLS, CBILS and CLBILS supported by UK government guarantees of £1.8bn (2024: £3.2bn), which are included within the Risk transfer column in the table. Reported off-balance sheet loan commitments  also include exposures relating to financial assets classified as assets held for sale.

Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Exposure net of risk mitigation
As at 31 December 2024	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	210,184	—	—	—	—	210,184
Cash collateral and settlement balances	119,843	—	—	—	—	119,843
Loans and advances at amortised cost:
Retail mortgages	168,061	—	(22)	(168,026)	—	13
Retail credit cards	34,779	—	—	—	—	34,779
Retail other	13,808	—	(1,106)	(2,502)	(36)	10,164
Corporate loans	129,625	(3,006)	(1,107)	(67,909)	(11,548)	46,055
Total loans and advances at amortised cost	346,273	(3,006)	(2,235)	(238,437)	(11,584)	91,011
Of which credit-impaired (Stage 3):
Retail mortgages	1,875	—	—	(1,874)	—	1
Retail credit cards - excluding POCI	396	—	—	—	—	396
Retail credit cards - POCI	40	—	—	—	—	40
Retail other - excluding POCI	217	—	(21)	(175)	—	21
Retail other - POCI	17	—	—	—	—	17
Corporate loans	2,490	—	(32)	(1,108)	(415)	935
Total credit-impaired loans and advances at amortised cost	5,035	—	(53)	(3,157)	(415)	1,410
Debt securities at amortised cost	68,210	—	—	(583)	(90)	67,537
Reverse repurchase agreements and other similar secured lending	4,734	—	—	(4,734)	—	—
Trading portfolio assets:
Debt securities	78,014	—	—	(657)	—	77,357
Traded loans	13,470	—	—	(878)	—	12,592
Total trading portfolio assets	91,484	—	—	(1,535)	—	89,949
Financial assets at fair value through the income statement:
Loans and advances	45,068	—	(17)	(41,766)	—	3,285
Debt securities	2,965	—	—	(182)	—	2,783
Reverse repurchase agreements	141,773	—	(2,429)	(138,905)	—	439
Other financial assets	110	—	—	—	—	110
Total financial assets at fair value through the income statement	189,916	—	(2,446)	(180,853)	—	6,617
Derivative financial instruments	293,530	(230,434)	(30,637)	(12,633)	(5,284)	14,542
Financial assets at fair value through other comprehensive income	78,055	—	—	(1,104)	(246)	76,705
Other assets	891	—	(1)	—	—	890
Assets held for sale	9,544	—	—	—	—	9,544
Total on-balance sheet	1,412,664	(233,440)	(35,319)	(439,879)	(17,204)	686,822

Off-balance sheet:
Contingent liabilities	25,346	—	(2,664)	(441)	(248)	21,993
Loan commitments	423,149	—	(550)	(55,327)	(1,899)	365,373
Total off-balance sheet	448,495	—	(3,214)	(55,768)	(2,147)	387,366

Total	1,861,159	(233,440)	(38,533)	(495,647)	(19,351)	1,074,188

Loans and advances at amortised cost by geography (audited)
	Gross exposure					Impairment allowance
	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
As at 31 December 2025	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	159,825	13,757	1,836	—	175,418	15	16	60	—	91
Retail credit cards	14,922	1,943	279	24	17,168	171	398	174	—	743
Retail other	9,867	1,512	286	15	11,680	98	178	214	—	490
Corporate loans[1]	54,182	6,936	1,392	—	62,510	125	180	422	—	727
Total UK	238,796	24,148	3,793	39	266,776	409	772	870	—	2,051
Retail mortgages	1,829	72	131	—	2,032	2	—	24	—	26
Retail credit cards	18,801	2,536	1,776	—	23,113	395	796	1,395	—	2,586
Retail other	2,482	206	63	—	2,751	3	5	19	—	27
Corporate loans	66,671	3,702	1,767	—	72,140	82	135	382	—	599
Total Rest of the World	89,783	6,516	3,737	—	100,036	482	936	1,820	—	3,238
Total loans and advances at amortised cost	328,579	30,664	7,530	39	366,812	891	1,708	2,690	—	5,289
Debt Securities at amortised cost	68,126	371	—	—	68,497	13	9	—	—	22
Total loans and advances at amortised cost including Debt Securities	396,705	31,035	7,530	39	435,309	904	1,717	2,690	—	5,311
Off-balance sheet loan commitments and financial guarantee contracts[2]	410,493	16,473	812	5	427,783	144	240	32	—	416
Total[3,4]	807,198	47,508	8,342	44	863,092	1,048	1,957	2,722	—	5,727

	Net Exposure					Coverage ratio
	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
As at 31 December 2025	£m	£m	£m	£m	£m	%	%	%	%	%
Retail mortgages	159,810	13,741	1,776	—	175,327	—	0.1	3.3	—	0.1
Retail credit cards	14,751	1,545	105	24	16,425	1.1	20.5	62.4	—	4.3
Retail other	9,769	1,334	72	15	11,190	1.0	11.8	74.8	—	4.2
Corporate loans[1]	54,057	6,756	970	—	61,783	0.2	2.6	30.3	—	1.2
Total UK	238,387	23,376	2,923	39	264,725	0.2	3.2	22.9	—	0.8
Retail mortgages	1,827	72	107	—	2,006	0.1	—	18.3	—	1.3
Retail credit cards	18,406	1,740	381	—	20,527	2.1	31.4	78.5	—	11.2
Retail other	2,479	201	44	—	2,724	0.1	2.4	30.2	—	1.0
Corporate loans	66,589	3,567	1,385	—	71,541	0.1	3.6	21.6	—	0.8
Total Rest of the world	89,301	5,580	1,917	—	96,798	0.5	14.4	48.7	—	3.2
Total loans and advances at amortised cost	327,688	28,956	4,840	39	361,523	0.3	5.6	35.7	—	1.4
Debt securities at amortised cost	68,113	362	—	—	68,475	—	2.4	—	—	—
Total loans and advances at amortised cost including debt securities	395,801	29,318	4,840	39	429,998	0.2	5.5	35.7	—	1.2
Off-balance sheet loan commitments and financial guarantee contracts[2]	410,349	16,233	780	5	427,367	—	1.5	3.9	—	0.1
Total[3,4]	806,150	45,551	5,620	44	857,365	0.1	4.1	32.6	—	0.7
Notes:
1Includes Business Banking, which has a gross exposure of £12.4bn and an impairment allowance of £326m. This comprises £62m impairment allowance on £9.3bn
Stage 1 exposure, £50m on £2.3bn Stage 2 exposure and £214m on £0.8bn Stage 3 exposure. Excluding this, total coverage for corporate loans in UK is 0.8%.
2Excludes loan commitments and financial guarantees of £22.2bn carried at fair value and includes exposure relating to financial assets classified as assets held for sale.
3Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, reverse repurchase agreements and other similar secured lending, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £224.1bn and an impairment allowance of £150m. This comprises £18m impairment allowance on £222.4bn Stage 1 exposure, £8m on £1.6bn  Stage 2 exposure and £124m on
£127m Stage 3 exposure.
4The annualised loan loss rate is 52bps after applying the total impairment charge of £2,279m.

Loans and advances at amortised cost by geography (audited)
	Gross exposure					Impairment allowance
	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
As at 31 December 2024	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	145,039	19,507	1,793	—	166,339	36	61	61	—	158
Retail credit cards	13,497	2,064	179	40	15,780	219	440	91	—	750
Retail other	10,606	1,218	257	17	12,098	135	110	138	—	383
Corporate loans[1]	52,284	7,266	2,171	—	61,721	133	196	420	—	749
Total UK	221,426	30,055	4,400	57	255,938	523	807	710	—	2,040
Retail mortgages	1,651	89	169	—	1,909	2	1	26	—	29
Retail credit cards	17,629	2,953	1,724	—	22,306	334	807	1,416	—	2,557
Retail other	1,844	155	121	—	2,120	3	1	23	—	27
Corporate loans	64,224	3,901	945	—	69,070	76	135	206	—	417
Total Rest of the World	85,348	7,098	2,959	—	95,405	415	944	1,671	—	3,030
Total loans and advances at amortised cost	306,774	37,153	7,359	57	351,343	938	1,751	2,381	—	5,070
Debt securities at amortised cost	64,988	3,245	—	—	68,233	12	11	—	—	23
Total loans and advances at amortised cost including debt securities	371,762	40,398	7,359	57	419,576	950	1,762	2,381	—	5,093
Off-balance sheet loan commitments and financial guarantee contracts[2]	412,255	18,728	1,168	6	432,157	164	250	25	—	439
Total[3,4]	784,017	59,126	8,527	63	851,733	1,114	2,012	2,406	—	5,532

Loans and advances at amortised cost by geography (audited)
	Net Exposure					Coverage ratio
	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
As at 31 December 2024	£m	£m	£m	£m	£m	%	%	%	%	%
Retail mortgages	145,003	19,446	1,732	—	166,181	—	0.3	3.4	—	0.1
Retail credit cards	13,278	1,624	88	40	15,030	1.6	21.3	50.8	—	4.8
Retail other	10,471	1,108	119	17	11,715	1.3	9.0	53.7	—	3.2
Corporate loans[1]	52,151	7,070	1,751	—	60,972	0.3	2.7	19.3	—	1.2
Total UK	220,903	29,248	3,690	57	253,898	0.2	2.7	16.1	—	0.8
Retail mortgages	1,649	88	143	—	1,880	0.1	1.1	15.4	—	1.5
Retail credit cards	17,295	2,146	308	—	19,749	1.9	27.3	82.1	—	11.5
Retail other	1,841	154	98	—	2,093	0.2	0.6	19.0	—	1.3
Corporate loans	64,148	3,766	739	—	68,653	0.1	3.5	21.8	—	0.6
Total Rest of the World	84,933	6,154	1,288	—	92,375	0.5	13.3	56.5	—	3.2
Total loans and advances at amortised cost	305,836	35,402	4,978	57	346,273	0.3	4.7	32.4	—	1.4
Debt securities at amortised cost	64,976	3,234	—	—	68,210	—	0.3	—	—	—
Total loans and advances at amortised cost including debt securities	370,812	38,636	4,978	57	414,483	0.3	4.4	32.4	—	1.2
Off-balance sheet loan commitments and financial guarantee contracts[2]	412,091	18,478	1,143	6	431,718	—	1.3	2.1	—	0.1
Total[3,4]	782,903	57,114	6,121	63	846,201	0.1	3.4	28.2	—	0.6
Notes:
1Includes Business Banking, which has a gross exposure of £13.1bn and an impairment allowance of £356m. This comprises £60m impairment allowance on £8.9bn
Stage 1 exposure, £60m on £2.8bn Stage 2 exposure and £236m on £1.5bn Stage 3 exposure. Excluding this, total coverage for corporate loans in UK is 0.8%.
2Excludes loan commitments and financial guarantees of £16.3bn carried at fair value and includes exposure relating to financial assets classified as assets held for sale.
3Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances,  reverse repurchase agreements and other similar secured lending, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £204.2bn and an impairment allowance of £156m. This comprises £19m impairment allowance on £202.7bn Stage 1 exposure, £7m on £1.3bn Stage 2 exposure and £130m on
£139m Stage 3 exposure.
4The annualised loan loss rate is 46bps after applying the total impairment charge of £1,982m.
Loans and advances at amortised cost by product (audited)
The table below presents a product breakdown by stages of loans and advances at amortised cost. Also included is a breakdown of Stage 2 past due balances.

Loans and advances at amortised cost by product (audited)
		Stage 2
As at 31 December 2025	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3 excluding POCI	Stage 3 POCI	Total
Gross exposure	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	161,654	11,072	2,033	724	13,829	1,967	—	177,450
Retail credit cards	33,723	3,832	317	330	4,479	2,055	24	40,281
Retail other	12,349	1,398	207	113	1,718	349	15	14,431
Corporate loans	120,853	10,409	71	158	10,638	3,159	—	134,650
Total	328,579	26,711	2,628	1,325	30,664	7,530	39	366,812

Impairment allowance
Retail mortgages	17	9	4	3	16	84	—	117
Retail credit cards	566	840	138	216	1,194	1,569	—	3,329
Retail other	101	126	28	29	183	233	—	517
Corporate loans	207	298	7	10	315	804	—	1,326
Total	891	1,273	177	258	1,708	2,690	—	5,289

Net exposure
Retail mortgages	161,637	11,063	2,029	721	13,813	1,883	—	177,333
Retail credit cards	33,157	2,992	179	114	3,285	486	24	36,952
Retail other	12,248	1,272	179	84	1,535	116	15	13,914
Corporate loans	120,646	10,111	64	148	10,323	2,355	—	133,324
Total	327,688	25,438	2,451	1,067	28,956	4,840	39	361,523

Coverage ratio	%	%	%	%	%	%	%	%
Retail mortgages	—	0.1	0.2	0.4	0.1	4.3	—	0.1
Retail credit cards	1.7	21.9	43.5	65.5	26.7	76.4	—	8.3
Retail other	0.8	9.0	13.5	25.7	10.7	66.8	—	3.6
Corporate loans	0.2	2.9	9.9	6.3	3.0	25.5	—	1.0
Total	0.3	4.8	6.7	19.5	5.6	35.7	—	1.4

As at 31 December 2024
Gross exposure	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	146,690	16,790	2,034	772	19,596	1,962	—	168,248
Retail credit cards	31,126	4,435	303	279	5,017	1,903	40	38,086
Retail other	12,450	1,056	211	106	1,373	378	17	14,218
Corporate loans	116,508	10,849	144	174	11,167	3,116	—	130,791
Total	306,774	33,130	2,692	1,331	37,153	7,359	57	351,343

Impairment allowance
Retail mortgages	38	42	13	7	62	87	—	187
Retail credit cards	553	959	122	166	1,247	1,507	—	3,307
Retail other	138	76	17	18	111	161	—	410
Corporate loans	209	316	7	8	331	626	—	1,166
Total	938	1,393	159	199	1,751	2,381	—	5,070

Net exposure
Retail mortgages	146,652	16,748	2,021	765	19,534	1,875	—	168,061
Retail credit cards	30,573	3,476	181	113	3,770	396	40	34,779
Retail other	12,312	980	194	88	1,262	217	17	13,808
Corporate loans	116,299	10,533	137	166	10,836	2,490	—	129,625
Total	305,836	31,737	2,533	1,132	35,402	4,978	57	346,273

Coverage ratio	%	%	%	%	%	%	%	%
Retail mortgages	—	0.3	0.6	0.9	0.3	4.4	—	0.1
Retail credit cards	1.8	21.6	40.3	59.5	24.9	79.2	—	8.7
Retail other	1.1	7.2	8.1	17.0	8.1	42.6	—	2.9
Corporate loans	0.2	2.9	4.9	4.6	3.0	20.1	—	0.9
Total	0.3	4.2	5.9	15.0	4.7	32.4	—	1.4
Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees (audited)
The following tables present a reconciliation of the opening to the closing balance of the gross exposure and impairment allowance.
Transfers between stages in the tables have been reflected as if they had taken place at the beginning of the year. 'Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes' includes additional drawdowns and partial repayments from existing facilities. Additionally, the below tables do not include other financial assets subject to impairment such as debt securities at amortised cost, reverse repurchase agreements and other similar secured lending, cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets.
The movements are measured over a 12-month period.

Loans and advances at amortised cost (audited)
	Stage 1		Stage 2		Stage 3 excluding POCI		Stage 3 POCI		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2025	146,690	38	19,596	62	1,962	87	—	—	168,248	187
Transfers from Stage 1 to Stage 2	(8,750)	(3)	8,750	3	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1	12,686	26	(12,686)	(26)	—	—	—	—	—	—
Transfers to Stage 3	(389)	(1)	(502)	(5)	891	6	—	—	—	—
Transfers from Stage 3	108	2	119	—	(227)	(2)	—	—	—	—
Business activity in the year	32,944	4	1,186	2	7	—	—	—	34,137	6
Refinements to models used for calculation[1]	—	(19)	—	(36)	—	6	—	—	—	(49)
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	(7,660)	(26)	(683)	25	(113)	30	—	—	(8,456)	29
Final repayments	(13,634)	(3)	(1,802)	(5)	(431)	(20)	—	—	(15,867)	(28)
Disposals[2]	(341)	(1)	(149)	(4)	(104)	(5)	—	—	(594)	(10)
Write-offs	—	—	—	—	(18)	(18)	—	—	(18)	(18)
As at 31 December 2025	161,654	17	13,829	16	1,967	84	—	—	177,450	117
Retail credit cards
As at 1 January 2025	31,126	553	5,017	1,247	1,903	1,507	40	—	38,086	3,307
Transfers from Stage 1 to Stage 2	(1,716)	(51)	1,716	51	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1	2,220	444	(2,220)	(444)	—	—	—	—	—	—
Transfers to Stage 3	(728)	(26)	(922)	(351)	1,650	377	—	—	—	—
Transfers from Stage 3	30	15	20	8	(50)	(23)	—	—	—	—
Business activity in the year[3]	4,999	111	617	188	75	54	—	—	5,691	353
Refinements to models used for calculation[1]	—	57	—	(274)	—	1	—	—	—	(216)
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes[4]	(1,906)	(526)	290	782	(6)	1,074	(16)	—	(1,638)	1,330
Final repayments	(302)	(11)	(39)	(13)	(35)	(28)	—	—	(376)	(52)
Disposals[2]	—	—	—	—	(457)	(368)	—	—	(457)	(368)
Write-offs	—	—	—	—	(1,025)	(1,025)	—	—	(1,025)	(1,025)
As at 31 December 2025	33,723	566	4,479	1,194	2,055	1,569	24	—	40,281	3,329
Notes:
1Refinements to models used for calculation reported within Retail mortgages include a £(49)m movement in the calculated ECL for the UK Mortgages portfolio. In
Retail credit cards, this include a £(204)m movement in UK Cards and a £(12)m movement in US Cards portfolio, respectively. These reflect model enhancements made during the year. Barclays continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the risks inherent in the businesses.
2The £594m of gross disposals reported within Retail mortgages include £584m transfer of facilities to a non-consolidated SPV for the purpose of securitisation and
£10m relates to sale of the Italian mortgage loans. The £457m of gross disposals reported within Retail credit cards relate to debt sales undertaken during the year.
3Business activity in the year reported within Retail credit cards include £1.2bn related to acquisition of the GM co-branded card portfolio within USCB.
4'Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes' reported within Retail credit cards include a gain recognised on the reassessment of purchased or originated credit-impaired (POCI) assets, where the expected credit loss on POCI assets is lower than anticipated at the time of purchase. The resulting increase in carrying value is recognised within gross exposure rather than as a negative impairment allowance.

Loans and advances at amortised cost (audited)
	Stage 1		Stage 2		Stage 3 excluding POCI		Stage 3 POCI		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Retail other
As at 1 January 2025	12,450	138	1,373	111	378	161	17	—	14,218	410
Transfers from Stage 1 to Stage 2	(733)	(12)	733	12	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1	372	24	(372)	(24)	—	—	—	—	—	—
Transfers to Stage 3	(206)	(3)	(119)	(28)	325	31	—	—	—	—
Transfers from Stage 3	58	2	4	4	(62)	(6)	—	—	—	—
Business activity in the year	4,683	37	494	58	37	34	—	—	5,214	129
Refinements to models used for calculation	—	—	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes[1]	(1,080)	(62)	(16)	55	34	180	(2)	—	(1,064)	173
Final repayments	(3,195)	(23)	(379)	(5)	(205)	(20)	—	—	(3,779)	(48)
Disposals[2]	—	—	—	—	(43)	(32)	—	—	(43)	(32)
Write-offs	—	—	—	—	(115)	(115)	—	—	(115)	(115)
As at 31 December 2025	12,349	101	1,718	183	349	233	15	—	14,431	517
Corporate loans
As at 1 January 2025	116,508	209	11,167	331	3,116	626	—	—	130,791	1,166
Transfers from Stage 1 to Stage 2	(3,993)	(19)	3,993	19	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1	3,316	70	(3,316)	(70)	—	—	—	—	—	—
Transfers to Stage 3	(895)	(5)	(748)	(32)	1,643	37	—	—	—	—
Transfers from Stage 3	441	18	459	14	(900)	(32)	—	—	—	—
Business activity in the year[3]	28,142	49	1,134	40	341	29	—	—	29,617	118
Refinements to models used for calculation[4]	—	(65)	—	(24)	—	—	—	—	—	(89)
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	3,727	(21)	(41)	95	(108)	476	—	—	3,578	550
Final repayments	(26,236)	(28)	(2,008)	(56)	(511)	(10)	—	—	(28,755)	(94)
Disposals[2]	(157)	(1)	(2)	(2)	(121)	(21)	—	—	(280)	(24)
Write-offs	—	—	—	—	(301)	(301)	—	—	(301)	(301)
As at 31 December 2025	120,853	207	10,638	315	3,159	804	—	—	134,650	1,326
Notes:
1'Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes' reported within Retail other include a gain recognised on the reassessment of purchased or originated credit-impaired (POCI) assets, where the expected credit loss on POCI assets is lower than anticipated at the time of purchase. The resulting increase in carrying value is recognised within gross exposure rather than as a negative impairment allowance.
2The £43m of gross disposals reported within Retail other and £280m of gross disposals reported within Corporate loans relate to debt sales undertaken during the year.
3Business activity in the year reported within Corporate loans include £0.1bn related to acquisition of the GM co-branded card portfolio within USCB.
4Refinements to models used for calculation reported within Corporate loans include a £(89)m movement in the calculated ECL for the UKCB and IB portfolio.
These reflect model enhancements made during the year. Barclays continually reviews the output of models to determine accuracy of the ECL calculation including review  of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the risks inherent in the businesses.

Reconciliation of ECL movement to credit impairment charge/(release) for the period
	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	£m	£m	£m	£m	£m
Retail mortgages	(20)	(42)	20	—	(42)
Retail credit cards	13	(53)	1,455	—	1,415
Retail other	(37)	72	219	—	254
Corporate loans	(1)	(14)	500	—	485
ECL movements excluding disposals and write-offs[1]	(45)	(37)	2,194	—	2,112
ECL movement on loan commitments and other financial guarantees	(20)	(10)	7	—	(23)
ECL movement on other financial assets	(1)	1	(6)	—	(6)
ECL movement on debt securities at amortised cost	1	(2)	—	—	(1)
Recoveries and reimbursements[2]	9	(29)	(147)	—	(167)
ECL charge on assets held for sale[3]					181
Total exchange and other adjustments					183
Total credit impairment charge for the year					2,279
Notes:
1In 2025, gross write-offs amounted to £1,459m and post write-off recoveries amounted to £83m. Net write-offs represent gross write-offs less post write-off recoveries and amounted to £1,376m.
2Recoveries and reimbursements include £84m for reimbursements where the Group has entered into financial guarantee contracts which provide credit protection over certain assets with third parties and cash recoveries of previously written-off amounts of £83m.
3ECL charge on assets held for sale relate to the charges on a co-branded card portfolio in USCB and the German consumer finance business.

Loan commitments and financial guarantees (audited)[1]
	Stage 1		Stage 2		Stage 3 excluding POCI		Stage 3 POCI		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2025	11,093	—	340	—	2	—	—	—	11,435	—
Net transfers between stages	131	—	(141)	—	10	—	—	—	—	—
Business activity in the year	8,970	—	—	—	—	—	—	—	8,970	—
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	(8,097)	—	(44)	—	(10)	—	—	—	(8,151)	—
Limit management and final repayments	(342)	—	(30)	—	(2)	—	—	—	(374)	—
As at 31 December 2025	11,755	—	125	—	—	—	—	—	11,880	—

Retail credit cards
As at 1 January 2025	162,471	53	2,515	13	122	—	6	—	165,114	66
Net transfers between stages	(1,837)	13	1,760	(13)	77	—	—	—	—	—
Business activity in the year	28,148	18	341	3	1	—	—	—	28,490	21
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	(6,183)	(24)	(1,845)	9	(72)	—	(1)	—	(8,101)	(15)
Limit management and final repayments	(13,584)	(8)	(220)	(9)	(24)	—	—	—	(13,828)	(17)
Disposal[2]	(5,291)	—	(221)	—	(10)	—	—	—	(5,522)	—
As at 31 December 2025	163,724	52	2,330	3	94	—	5	—	166,153	55

Retail other
As at 1 January 2025	8,416	6	440	—	25	—	—	—	8,881	6
Net transfers between stages	(31)	—	28	—	3	—	—	—	—	—
Business activity in the year	625	—	1	—	—	—	—	—	626	—
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	(341)	(5)	7	—	12	—	—	—	(322)	(5)
Limit management and final repayments	(797)	—	(33)	—	(20)	—	—	—	(850)	—
Disposal[2]	(756)	—	(30)	—	(1)	—	—	—	(787)	—
As at 31 December 2025	7,116	1	413	—	19	—	—	—	7,548	1

Corporate loans
As at 1 January 2025	230,275	105	15,433	237	1,019	25	—	—	246,727	367
Net transfers between stages	(122)	41	216	(41)	(94)	—	—	—	—	—
Business activity in the year	48,961	28	2,701	61	405	—	—	—	52,067	89
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	9,733	(57)	(480)	36	(291)	11	—	—	8,962	(10)
Limit management and final repayments	(60,949)	(26)	(4,265)	(56)	(340)	(4)	—	—	(65,554)	(86)
As at 31 December 2025	227,898	91	13,605	237	699	32	—	—	242,202	360
Notes:
1Loan commitments reported also include exposure  relating to financial assets classified as held for sale.
2The gross disposals reported within Retail credit cards and Retail other relate to the German consumer finance business; sale of which was completed in Q125.

Loans and advances at amortised cost (audited)
	Stage 1		Stage 2		Stage 3 excluding POCI		Stage 3 POCI		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2024	150,202	50	19,469	105	2,424	428	—	—	172,095	583
Transfers from Stage 1 to Stage 2	(10,013)	(5)	10,013	5	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1	6,591	29	(6,591)	(29)	—	—	—	—	—	—
Transfers to Stage 3	(388)	—	(530)	(10)	918	10	—	—	—	—
Transfers from Stage 3	82	3	142	2	(224)	(5)	—	—	—	—
Business activity in the year	22,881	8	792	4	7	—	—	—	23,680	12
Refinements to models used for calculation	—	—	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	(7,297)	(37)	(918)	36	(53)	23	—	—	(8,268)	22
Final repayments	(12,680)	(5)	(2,099)	(11)	(394)	(24)	—	—	(15,173)	(40)
Disposals[1]	(2,688)	(5)	(682)	(40)	(699)	(328)	—	—	(4,069)	(373)
Write-offs	—	—	—	—	(17)	(17)	—	—	(17)	(17)
As at 31 December 2024	146,690	38	19,596	62	1,962	87	—	—	168,248	187

Retail credit cards
As at 1 January 2024	30,409	523	5,578	1,630	1,720	1,333	—	—	37,707	3,486
Transfers from Stage 1 to Stage 2	(2,093)	(66)	2,093	66	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1	1,933	461	(1,933)	(461)	—	—	—	—	—	—
Transfers to Stage 3	(702)	(26)	(1,079)	(469)	1,781	495	—	—	—	—
Transfers from Stage 3	26	13	25	10	(51)	(23)	—	—	—	—
Business activity in the year[2]	7,217	184	400	118	32	29	40	—	7,689	331
Refinements to models used for calculation[3]	—	5	—	(29)	—	4	—	—	—	(20)
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	658	(450)	838	628	(7)	1,143	—	—	1,489	1,321
Final repayments	(136)	(7)	(41)	(16)	(5)	(3)	—	—	(182)	(26)
Transfers to assets held for sale[4]	(5,495)	(64)	(689)	(161)	(57)	(46)	—	—	(6,241)	(271)
Disposals[1]	(691)	(20)	(175)	(69)	(407)	(322)	—	—	(1,273)	(411)
Write-offs	—	—	—	—	(1,103)	(1,103)	—	—	(1,103)	(1,103)
As at 31 December 2024	31,126	553	5,017	1,247	1,903	1,507	40	—	38,086	3,307

Retail other
As at 1 January 2024	8,469	59	1,343	118	493	176	—	—	10,305	353
Transfers from Stage 1 to Stage 2	(619)	(8)	619	8	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1	423	27	(423)	(27)	—	—	—	—	—	—
Transfers to Stage 3	(209)	(2)	(151)	(30)	360	32	—	—	—	—
Transfers from Stage 3	82	1	52	4	(134)	(5)	—	—	—	—
Business activity in the year[2]	7,590	105	252	30	24	22	17	—	7,883	157
Refinements to models used for calculation	—	—	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	(265)	(33)	(125)	13	59	116	—	—	(331)	96
Final repayments	(3,021)	(11)	(194)	(5)	(273)	(41)	—	—	(3,488)	(57)
Disposals[1]	—	—	—	—	(46)	(34)	—	—	(46)	(34)
Write-offs	—	—	—	—	(105)	(105)	—	—	(105)	(105)
As at 31 December 2024	12,450	138	1,373	111	378	161	17	—	14,218	410
Notes:
1The £4.1bn of gross disposals reported within Retail mortgages include £3.2bn sale of the Italian mortgage portfolio and £0.8bn of transfer of facilities to a non-
consolidated SPV for the purpose of securitisation. The £1.3bn of gross disposals reported within Retail credit cards include £0.9bn sale of the outstanding US Cards receivables to Blackstone and £0.4bn of other debt sales undertaken during the year.  The £46m of gross disposals reported within Retail other relate to debt sales undertaken during the year.
2Business activity in the year reported within Retail credit cards and Retail other includes an acquisition of  Tesco Bank, comprising  £4.2bn of  credit card receivables  and  £4.1bn of unsecured personal loans.
3Refinements to models used for calculation reported within Retail credit cards include a £(31)m movement in UK Cards and a £11m movement in the US Cards portfolio. These reflect model enhancements made during the year. Barclays continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the  risks inherent across the businesses.
4Transfers to assets held for sale reported within Retail credit cards relate to a co-branded card portfolio within USCB.

Loans and advances at amortised cost (audited)
	Stage 1		Stage 2		Stage 3 excluding POCI		Stage 3 POCI		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate loans
As at 1 January 2024	112,505	287	13,302	414	2,554	598	—	—	128,361	1,299
Transfers from Stage 1 to Stage 2	(3,810)	(28)	3,810	28	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1	3,316	75	(3,316)	(75)	—	—	—	—	—	—
Transfers to Stage 3	(1,073)	(6)	(892)	(37)	1,965	43	—	—	—	—
Transfers from Stage 3	269	14	230	22	(499)	(36)	—	—	—	—
Business activity in the year	27,032	45	897	36	415	26	—	—	28,344	107
Refinements to models used for calculation[1]	—	(6)	—	42	—	—	—	—	—	36
Net drawdowns, repayments, net re- measurement and movements due to exposure and risk parameter changes	4,191	(124)	(531)	4	(631)	341	—	—	3,029	221
Final repayments	(25,861)	(46)	(2,322)	(98)	(363)	(21)	—	—	(28,546)	(165)
Transfers to assets held for sale[2]	(49)	(1)	(9)	(3)	(1)	(1)			(59)	(5)
Disposals[3]	(12)	(1)	(2)	(2)	(2)	(2)	—	—	(16)	(5)
Write-offs	—	—	—	—	(322)	(322)	—	—	(322)	(322)
As at 31 December 2024	116,508	209	11,167	331	3,116	626	—	—	130,791	1,166

Reconciliation of ECL movement to credit impairment charge/(release) for the period	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	£m	£m	£m	£m	£m
Retail mortgages	(7)	(3)	4	—	(6)
Retail credit cards	114	(153)	1,645	—	1,606
Retail other	79	(7)	124	—	196
Corporate loans	(76)	(78)	353	—	199
ECL movement excluding assets held for sale ,disposals and write-offs[4]	110	(241)	2,126	—	1,995
ECL movement on loan commitments and financial guarantees	(9)	(37)	(19)	—	(65)
ECL movement on other financial assets	3	5	(3)	—	5
ECL movement on debt securities at amortised cost	1	(5)	—	—	(4)
Recoveries and reimbursements[5]	(21)	20	(90)	—	(91)
ECL charge on assets held for sale[6]					74
Total exchange and other adjustments					68
Total credit impairment charge for the year					1,982
Notes:
1Refinements to models used for calculation reported within Corporate loans include a £69m movement in IB and a £(33)m movement in the ESHLA portfolio. These reflect model enhancements made during the year. Barclays continually reviews the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This helps to ensure that the models used continue to reflect the risks inherent across the businesses.
2Transfers to assets held for sale reported within Corporate loans relate to a co-branded card portfolio within USCB.
3The £16m of gross disposals reported within Corporate loans relate to debt sales undertaken during the year.
4In 2024, gross write-offs amounted to £1,547m and post write-off recoveries amounted to £76m. Net write-offs represent gross write-offs less post write-off recoveries and amounted to £1,471m.
5Recoveries and reimbursements include £15m for reimbursements where the Group has entered into financial guarantee contracts which provide credit protection over certain assets with third parties and cash recoveries of previously written off amounts of £76m.
6ECL charge on assets held for sale relate to the German consumer finance business.

Loan commitments and financial guarantees (audited)[1]
	Stage 1		Stage 2		Stage 3 excluding POCI		Stage 3 POCI		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 1 January 2024	7,776	—	448	—	4	—	—	—	8,228	—
Net transfers between stages	(47)	—	41	—	6	—	—	—	—	—
Business activity in the year	8,048	—	—	—	—	—	—	—	8,048	—
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	(4,336)	—	(106)	—	(7)	—	—	—	(4,449)	—
Limit management and final repayments	(348)	—	(43)	—	(1)	—	—	—	(392)	—
As at 31 December 2024	11,093	—	340	—	2	—	—	—	11,435	—

Retail credit cards
As at 1 January 2024	144,791	59	2,807	54	142	—	—	—	147,740	113
Net transfers between stages	(1,940)	30	1,853	(30)	87	—	—	—	—	—
Business activity in the year	31,376	13	226	5	2	—	6	—	31,610	18
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	2,148	(36)	(1,969)	4	(88)	—	—	—	91	(32)
Limit management and final repayments	(13,904)	(13)	(402)	(20)	(21)	—	—	—	(14,327)	(33)
As at 31 December 2024	162,471	53	2,515	13	122	—	6	—	165,114	66

Retail other
As at 1 January 2024	8,607	6	535	2	44	—	—	—	9,186	8
Net transfers between stages	(9)	—	(8)	—	17	—	—	—	—	—
Business activity in the year	781	2	1	—	—	—	—	—	782	2
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	110	(2)	(77)	(2)	(13)	—	—	—	20	(4)
Limit management and final repayments	(1,073)	—	(11)	—	(23)	—	—	—	(1,107)	—
As at 31 December 2024	8,416	6	440	—	25	—	—	—	8,881	6

Corporate loans
As at 1 January 2024	212,889	108	20,418	231	847	44	—	—	234,154	383
Net transfers between stages	1,241	29	(1,555)	(32)	314	3	—	—	—	—
Business activity in the year	50,411	33	1,666	31	193	—	—	—	52,270	64
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	10,109	(39)	(1,383)	70	(46)	(14)	—	—	8,680	17
Limit management and final repayments	(44,375)	(26)	(3,713)	(63)	(289)	(8)	—	—	(48,377)	(97)
As at 31 December 2024	230,275	105	15,433	237	1,019	25	—	—	246,727	367
Note:
1Loan commitments reported also include exposure relating to financial assets classified as held for sale.
Management adjustments to models for impairment (audited)
Management adjustments to impairment models are applied in order to factor in certain conditions or changes in policy that are not fully incorporated into the impairment models, or to reflect additional facts and circumstances at the period end. Management adjustments are reviewed and incorporated into future model development where applicable.
Management adjustments are captured through “Economic uncertainty” and “Other” adjustments, and are presented by product and geography below:

Management adjustments to models for impairment allowance presented by product and geography (audited)
	Impairment allowance pre management adjustments[1]	Economic uncertainty adjustments (a)	Other adjustments (b)	Management adjustments[2] (a+b)	Total impairment allowance[3]	Proportion of Management adjustments to total impairment allowance
As at 31 December 2025	£m	£m	£m	£m	£m	%
Retail mortgages	76	—	15	15	91	16.5
Retail credit cards	761	—	—	—	761	—
Retail other	406	—	85	85	491	17.3
Corporate loans	714	39	53	92	806	11.4
Total UK	1,957	39	153	192	2,149	8.9
Retail mortgages	25	—	1	1	26	3.8
Retail credit cards	2,505	31	87	118	2,623	4.5
Retail other	27	—	—	—	27	—
Corporate loans	823	44	13	57	880	6.5
Total Rest of the World	3,380	75	101	176	3,556	4.9
Total	5,337	114	254	368	5,705	6.5
Debt securities at amortised cost	21	1	—	1	22	4.5
Total including debt securities at amortised cost	5,358	115	254	369	5,727	6.4

As at 31 December 2024	£m	£m	£m	£m	£m	%
Retail mortgages	51	36	71	107	158	67.7
Retail credit cards	787	—	(22)	(22)	765	(2.9)
Retail other	298	—	90	90	388	23.2
Corporate loans	759	42	39	81	840	9.6
Total UK	1,895	78	178	256	2,151	11.9
Retail mortgages	29	—	—	—	29	—
Retail credit cards	2,631	—	(23)	(23)	2,608	(0.9)
Retail other	24	—	4	4	28	14.3
Corporate loans	695	—	(2)	(2)	693	(0.3)
Total Rest of the World	3,379	—	(21)	(21)	3,358	(0.6)
Total	5,274	78	157	235	5,509	4.3
Debt securities at amortised cost	30	—	(7)	(7)	23	(30.4)
Total including debt securities at amortised cost	5,304	78	150	228	5,532	4.1
Notes:
1Includes £4.3bn (2024: £4.7bn) of modelled ECL, £0.7bn (2024: £0.5bn) of individually assessed impairments, £(0.2)bn (2024: £(0.3)bn) of ECL from assets held for sale (co-branded card portfolio) and £0.6bn (2024: £0.4bn) of ECL from benchmarked exposures and debt securities.
2Management adjustments related to other financial assets subject to impairment not included in the table above include cash collateral and settlement balances £1m
(2024: £(1)m), reverse repurchase agreements £1m (2024: £(2)m) and financial assets at fair value through other comprehensive income £nil (2024: £(2)m) within the IB portfolio.
3Total impairment allowance consists of ECL stock on drawn and undrawn exposures.

Economic uncertainty adjustments presented by stage (audited)
	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2025	£m	£m	£m	£m
Retail mortgages	—	—	—	—
Retail credit cards	—	—	—	—
Retail other	—	—	—	—
Corporate loans	23	10	6	39
Total UK	23	10	6	39
Retail mortgages	—	—	—	—
Retail credit cards	—	31	—	31
Retail other	—	—	—	—
Corporate loans	13	31	—	44
Total Rest of the World	13	62	—	75
Total	36	72	6	114
Debt securities at amortised cost	1	—	—	1
Total including debt securities at amortised cost	37	72	6	115

	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2024	£m	£m	£m	£m
Retail mortgages	7	18	11	36
Retail credit cards	—	—	—	—
Retail other	—	—	—	—
Corporate loans	26	10	6	42
Total UK	33	28	17	78
Retail mortgages	—	—	—	—
Retail credit cards	—	—	—	—
Retail other	—	—	—	—
Corporate loans	—	—	—	—
Total Rest of the World	—	—	—	—
Total	33	28	17	78
Debt securities at amortised cost	—	—	—	—
Total including debt securities at amortised cost	33	28	17	78
Economic uncertainty adjustments
Economic uncertainty adjustments are captured in two ways. First, customer uncertainty: the identification of customers and clients who may be more vulnerable to economic instability; and second, model uncertainty: to capture the impact of model limitations and sensitivities to specific macroeconomic parameters, which are applied at a portfolio level.
The Group continues to monitor the elevated tariffs, trade tensions, and geopolitical risks, especially in the US. In response, an adjustment of
£81m introduced during Q125 has been retained, with any resulting effects on customer behaviour yet to materialise.
Total economic uncertainty adjustments as at 31 December 2025 are £115m (2024: £78m) and include:
Customer and client uncertainty provisions of £115m (2024: £53m):
Retail mortgages (UK) £nil (2024: £11m): The prior refinancing risk adjustment was retired following the rebuild of the UK Mortgages impairment models, which now better capture sensitivity to interest rate and inflation movements
Retail credit cards (ROW) £31m (2024: £nil): This adjustment reflects elevated US macroeconomic uncertainty, with impacts yet to materialise in consumer behaviour
Corporate loans (UK) £39m (2024: £42m): This adjustment reflects potential cross-default risk on Barclays’ lending in respect of clients who have taken out Bounce Back Loans
Corporate loans (ROW) £44m (2024: £nil): This adjustment reflects elevated US macroeconomic uncertainty, with impacts yet to materialise in borrower behaviour
Model uncertainty provisions of £nil (2024: £25m):
Retail mortgages (UK) £nil (2024:£25m): The prior adjustment to address model over-sensitivity was retired following the rebuild of the
UK Mortgages impairment models, which now better capture consumer responses to the macroeconomic outlook
Other adjustments
Other adjustments are operational and remain in place until incorporated into the underlying models. These adjustments result from data limitations and model performance related issues identified through model monitoring and other established governance processes.
Total other adjustments as at 31 December 2025 are £254m (2024: £150m) and include:
Retail mortgages (UK) £15m (2024: £71m): The reduction is driven by the retirement of adjustments following the rebuild of the UK
Mortgages impairment models
Retail credit cards (UK) £nil (2024: £(22)m): The prior adjustment to address default over-prediction was retired following model remediation in the UK Cards portfolio
Retail credit cards (ROW) £87m (2024: £(23)m): This adjustment reflects provisioning for the GM consumer cards portfolio acquired during the year, while the previously held high-risk account management (HRAM) adjustment was retired following model remediation in
USCB
Retail other (UK) £85m (2024: £90m) and Corporate loans (UK) £53m (2024: £39m): These include adjustments for definition of default
(DOD) criteria under the Capital Requirements Regulation and model monitoring outcomes, which were re-sized during the year
Corporate loans (ROW) £13m (2024: £(2)m): This adjustment reflects provisioning for the GM business cards portfolio acquired during the year
Debt securities £nil (2024: £(7)m): The movement is driven by the retirement of the Exposure at Default recalibration adjustment following model remediation in the IB portfolio

Average macroeconomic variables used in the calculation of ECL (audited)
As at 31 December 2025	2025	2026	2027	2028	2029
Baseline	%	%	%	%	%
UK GDP[1]	1.5	1.1	1.4	1.4	1.4
UK unemployment[2]	4.7	4.9	4.8	4.8	4.7
UK HPI[3]	1.5	2.9	2.5	4.3	3.8
UK bank rate[6]	4.2	3.4	3.4	3.5	3.6
US GDP[1]	2.1	2.0	2.0	2.0	2.0
US unemployment[4]	4.2	4.5	4.4	4.4	4.4
US HPI[5]	3.2	1.7	1.9	2.6	2.6
US federal funds rate[6]	4.2	3.4	3.3	3.3	3.5

Downside 2
UK GDP[1]	1.5	(2.5)	(1.2)	2.8	1.1
UK unemployment[2]	4.7	5.8	7.7	6.9	5.7
UK HPI[3]	1.5	(24.9)	(5.1)	9.6	14.2
UK bank rate[6]	4.2	2.3	0.5	0.4	1.1
US GDP[1]	2.1	(2.7)	(2.8)	1.6	2.4
US unemployment[4]	4.2	5.7	8.0	7.9	5.9
US HPI[5]	3.2	(8.2)	(1.7)	7.2	7.7
US federal funds rate[6]	4.2	3.6	2.4	1.4	1.2

Downside 1
UK GDP[1]	1.5	(0.7)	0.1	2.1	1.3
UK unemployment[2]	4.7	5.3	6.3	5.8	5.2
UK HPI[3]	1.5	(11.8)	(1.3)	6.9	8.9
UK bank rate[6]	4.2	2.9	2.0	1.9	2.4
US GDP[1]	2.1	(0.3)	(0.4)	1.8	2.2
US unemployment[4]	4.2	5.1	6.2	6.1	5.1
US HPI[5]	3.2	(3.3)	0.1	4.9	5.1
US federal funds rate[6]	4.2	3.6	2.8	2.4	2.4

Upside 2
UK GDP[1]	1.5	2.7	3.7	2.9	2.4
UK unemployment[2]	4.7	4.3	4.0	3.9	3.8
UK HPI[3]	1.5	11.9	8.4	5.1	4.1
UK bank rate[6]	4.2	3.1	2.3	2.3	2.6
US GDP[1]	2.1	2.8	3.1	2.8	2.8
US unemployment[4]	4.2	3.9	3.7	3.7	3.7
US HPI[5]	3.2	6.2	4.7	4.8	4.9
US federal funds rate[6]	4.2	3.0	2.5	2.5	2.5

Upside 1
UK GDP[1]	1.5	1.9	2.6	2.2	1.9
UK unemployment[2]	4.7	4.6	4.4	4.4	4.3
UK HPI[3]	1.5	7.4	5.4	4.7	3.9
UK bank rate[6]	4.2	3.2	2.8	2.8	3.1
US GDP[1]	2.1	2.4	2.6	2.4	2.4
US unemployment[4]	4.2	4.2	4.1	4.1	4.1
US HPI[5]	3.2	4.0	3.3	3.7	3.7
US federal funds rate[6]	4.2	3.3	2.8	2.8	3.0
Notes:
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year end UK HPI = Halifax HPI Meth2 All Houses, All Buyers index.
4Average US civilian unemployment rate 16-year+.
5Change in year end US HPI = FHFA house price index, relative to prior year end.
6Average rate.

As at 31 December 2024	2024	2025	2026	2027	2028
Baseline	%	%	%	%	%
UK GDP[1]	1.0	1.4	1.5	1.6	1.5
UK unemployment[2]	4.3	4.4	4.5	4.4	4.4
UK HPI[3]	2.8	3.3	1.6	4.5	3.0
UK bank rate[6]	5.1	4.3	4.0	4.0	3.8
US GDP[1]	2.7	2.0	2.0	2.0	2.0
US unemployment[4]	4.1	4.3	4.2	4.2	4.2
US HPI[5]	6.5	2.6	2.7	3.0	3.0
US federal funds rate[6]	5.1	4.1	4.0	3.8	3.8

Downside 2
UK GDP[1]	1.0	(2.3)	(1.3)	2.6	2.3
UK unemployment[2]	4.3	6.2	8.1	6.6	5.5
UK HPI[3]	2.8	(24.8)	(5.2)	10.0	14.6
UK bank rate[6]	5.1	3.5	1.7	0.6	1.1
US GDP[1]	2.7	(1.3)	(1.3)	3.3	2.9
US unemployment[4]	4.1	5.8	7.2	6.2	5.5
US HPI[5]	6.5	(8.0)	(0.7)	5.2	4.0
US federal funds rate[6]	5.1	2.5	0.6	0.8	1.5

Downside 1
UK GDP[1]	1.0	(0.5)	0.1	2.1	1.9
UK unemployment[2]	4.3	5.3	6.3	5.5	5.0
UK HPI[3]	2.8	(11.6)	(1.8)	7.2	8.7
UK bank rate[6]	5.1	3.9	2.9	2.3	2.4
US GDP[1]	2.7	0.3	0.4	2.7	2.4
US unemployment[4]	4.1	5.1	5.7	5.2	4.9
US HPI[5]	6.5	(2.7)	1.0	4.1	3.5
US federal funds rate[6]	5.1	3.4	2.3	2.3	2.7

Upside 2
UK GDP[1]	1.0	3.0	3.7	2.9	2.4
UK unemployment[2]	4.3	3.8	3.4	3.5	3.5
UK HPI[3]	2.8	11.9	8.4	5.1	4.1
UK bank rate[6]	5.1	3.9	2.9	2.8	2.8
US GDP[1]	2.7	2.8	3.1	2.8	2.8
US unemployment[4]	4.1	3.8	3.5	3.5	3.5
US HPI[5]	6.5	6.2	4.7	4.8	4.9
US federal funds rate[6]	5.1	3.7	3.3	3.1	2.8

Upside 1
UK GDP[1]	1.0	2.2	2.6	2.2	2.0
UK unemployment[2]	4.3	4.1	4.0	4.0	4.0
UK HPI[3]	2.8	7.6	4.9	4.8	3.5
UK bank rate[6]	5.1	4.1	3.5	3.4	3.3
US GDP[1]	2.7	2.4	2.6	2.4	2.4
US unemployment[4]	4.1	4.0	3.9	3.9	3.9
US HPI[5]	6.5	4.4	3.7	3.9	3.9
US federal funds rate[6]	5.1	4.0	3.8	3.6	3.3
Notes:
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in year end US HPI = FHFA house price index, relative to prior year end.
6Average rate.

Scenario weighting (audited)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2025
Scenario weighting	14.4	27.4	38.5	12.7	7.0
As at 31 December 2024
Scenario weighting	17.4	26.8	32.5	14.7	8.6
Note
1For further details on changes to scenario weights see page 243.
Specific bases shows the most extreme position of each variable in the context of the downside/upside scenarios, for example, the highest unemployment for downside scenarios, average unemployment for baseline scenarios and lowest unemployment for upside scenarios. GDP and HPI downside and upside scenario data represents the lowest and highest cumulative position relative to the start point, in the 20 quarter period.

Macroeconomic variables (specific bases) (audited)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 31 December 2025%		%	%	%	%
UK GDP[2]	14.5	10.8	1.4	(0.3)	(3.5)
UK unemployment[3]	3.8	4.3	4.8	6.5	8.1
UK HPI[4]	34.6	24.9	3.0	(12.6)	(28.0)
UK bank rate	2.3	2.8	3.6	4.6	4.6
US GDP[2]	14.6	12.4	2.0	(0.2)	(4.6)
US unemployment[3]	3.7	4.1	4.4	6.6	8.8
US HPI[4]	26.2	19.3	2.4	(1.5)	(8.1)
US federal funds rate	2.5	2.8	3.5	4.3	4.3
As at 31 December 2024
UK GDP[2]	15.0	11.6	1.4	0.2	(2.9)
UK unemployment[3]	3.4	3.9	4.4	6.5	8.4
UK HPI[4]	36.3	25.9	3.0	(11.3)	(26.8)
UK bank rate	2.8	3.3	4.2	5.3	5.3
US GDP[2]	14.9	12.8	2.2	0.4	(2.1)
US unemployment[3]	3.5	3.8	4.2	5.9	7.5
US HPI[4]	30.1	24.4	3.5	1.1	(4.0)
US federal funds rate	2.8	3.3	4.2	5.3	5.3
Average basis represents the average quarterly value of variables in the 20 quarter period with GDP and HPI based on yearly average and quarterly CAGRs respectively.

Macroeconomic variables (5 year averages) (audited)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 31 December 2025%		%	%	%	%
UK GDP[5]	2.7	2.0	1.4	0.9	0.3
UK unemployment[6]	4.1	4.5	4.8	5.5	6.2
UK HPI[7]	6.1	4.5	3.0	0.6	(2.0)
UK bank rate	2.9	3.2	3.6	2.7	1.7
US GDP[5]	2.7	2.4	2.0	1.1	0.1
US unemployment[6]	3.9	4.1	4.4	5.4	6.3
US HPI[7]	4.8	3.6	2.4	1.9	1.5
US federal funds rate	2.9	3.2	3.5	3.1	2.5
As at 31 December 2024
UK GDP[5]	2.6	2.0	1.4	0.9	0.5
UK unemployment[6]	3.7	4.0	4.4	5.3	6.1
UK HPI[7]	6.4	4.7	3.0	0.8	(1.6)
UK bank rate	3.5	3.9	4.2	3.3	2.4
US GDP[5]	2.9	2.5	2.2	1.7	1.2
US unemployment[6]	3.7	3.9	4.2	5.0	5.8
US HPI[7]	5.4	4.5	3.5	2.4	1.2
US federal funds rate	3.6	4.0	4.2	3.2	2.1
Notes:
1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI (31.12.24) = Halifax All Houses, All Buyers
Index; UK HPI (31.12.25) = Halifax HPI Meth2 All Houses, All Buyers index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA house price index. 20 quarter period starts from Q125 (2024: Q124).
2Maximum growth relative to Q424 (2024: Q423), based on 20 quarter period in Upside scenarios; 5-year yearly average CAGR in Baseline; minimum growth relative to Q424 (2024: Q423), based on 20 quarter period in Downside scenarios.
3Lowest quarter in Upside scenarios; 5-year average in Baseline; highest quarter in Downside scenarios. Period based on 20 quarters from Q125 (2024: Q124).
4Maximum growth relative to Q424 (2024: Q423), based on 20 quarter period in Upside scenarios; 5-year quarter end CAGR in Baseline; minimum growth relative to Q424 (2024: Q423), based on 20 quarter period in Downside scenarios.
55-year yearly average CAGR, starting 2024 (2024: 2023).
65-year average, Period based on 20 quarters from Q125 (2024: Q124).
75-year quarter end CAGR, starting Q424 (2024: Q423).
ECL sensitivity analysis (audited)
The table below shows the modelled ECL assuming each of the five modelled scenarios are 100% weighted with the dispersion of results around the Baseline, highlighting the impact on exposure and ECL across the scenarios.
Model exposure uses exposure at default (EAD) values and is not directly comparable to gross exposure used in other disclosures.

	Scenarios
As at 31 December 2025	Weighted[1]	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model exposure (£m)
Retail mortgages	149,004	151,314	150,144	148,760	146,786	144,360
Retail credit cards[2]	61,320	61,096	61,204	61,325	61,569	61,724
Retail other	6,260	6,378	6,326	6,268	6,106	5,927
Corporate loans[2]	220,292	222,057	221,337	220,646	218,634	213,827
Stage 1 Model ECL (£m)
Retail mortgages	3	1	2	2	6	13
Retail credit cards[2]	561	523	541	561	599	637
Retail other	32	30	31	31	35	38
Corporate loans[2]	231	201	212	221	274	329
Stage 1 Coverage (%)
Retail mortgages	—	—	—	—	—	—
Retail credit cards	0.9	0.9	0.9	0.9	1.0	1.0
Retail other	0.5	0.5	0.5	0.5	0.6	0.6
Corporate loans	0.1	0.1	0.1	0.1	0.1	0.2
Stage 2 Model exposure (£m)
Retail mortgages	13,586	11,276	12,446	13,830	15,804	18,230
Retail credit cards[2]	5,307	5,133	5,224	5,301	5,478	5,759
Retail other	1,164	1,046	1,098	1,156	1,318	1,497
Corporate loans[2]	18,172	16,264	17,037	17,836	19,979	24,927
Stage 2 Model ECL (£m)
Retail mortgages	16	6	8	11	33	79
Retail credit cards[2]	1,183	1,099	1,138	1,175	1,277	1,415
Retail other	81	67	72	77	102	134
Corporate loans[2]	477	383	415	454	604	879
Stage 2 Coverage (%)
Retail mortgages	0.1	0.1	0.1	0.1	0.2	0.4
Retail credit cards	22.3	21.4	21.8	22.2	23.3	24.6
Retail other	7.0	6.4	6.6	6.7	7.7	9.0
Corporate loans	2.6	2.4	2.4	2.5	3.0	3.5
Stage 3 Model exposure (£m)[3]
Retail mortgages	1,621	1,621	1,621	1,621	1,621	1,621
Retail credit cards[2]	2,158	2,158	2,158	2,158	2,158	2,158
Retail other	128	128	128	128	128	128
Corporate loans[2]	3,650	3,650	3,650	3,650	3,650	3,650
Stage 3 Model ECL (£m)
Retail mortgages	43	32	35	38	59	98
Retail credit cards[2]	1,592	1,548	1,573	1,596	1,632	1,663
Retail other	79	76	77	77	80	87
Corporate loans[2,4]	60	57	57	59	64	71
Stage 3 Coverage (%)
Retail mortgages	2.7	2.0	2.2	2.3	3.6	6.0
Retail credit cards	73.8	71.7	72.9	74.0	75.6	77.1
Retail other	61.7	59.4	60.2	60.2	62.5	68.0
Corporate loans[4]	1.6	1.6	1.6	1.6	1.8	1.9
Total Model ECL (£m)
Retail mortgages	62	39	45	51	98	190
Retail credit cards[2]	3,336	3,170	3,252	3,332	3,508	3,715
Retail other	192	173	180	185	217	259
Corporate loans[2,4]	768	641	684	734	942	1,279
Total Model ECL	4,358	4,023	4,161	4,302	4,765	5,443

Reconciliation to total ECL	£m
Total weighted model ECL	4,358
ECL from individually assessed exposures[4]	672
ECL from benchmarked exposures and others[5]	542
ECL from debt securities at amortised cost	22
ECL from held for sale assets (co-branded card portfolio)	(235)
ECL from post model management adjustments	368
Of which: ECL from economic uncertainty adjustments	114
Total ECL	5,727
Notes:
1Model exposures are allocated to a stage based on an individual scenario rather than a probability-weighted approach as required for Barclays reported impairment allowances. As a result, it is not possible to back solve the final reported weighted ECL from individual scenarios given balances may be assigned to a different stage dependent on the scenario.
2Model exposure and ECL reported within Retail credit cards and Corporate loans continue to include a co-branded card portfolio in USCB, classified as assets held for sale.
3Model exposures allocated to Stage 3 do not change in any of the scenarios as the transition criteria relies only on observable evidence of default as at 31 December
2025 and not on the macroeconomic scenario.
4Material corporate loan defaults are individually assessed across different recovery strategies. As a result, ECL of £672m is reported as an individually assessed impairment in the reconciliation table.
5ECL from benchmarked  exposures and others includes ECL on Tesco Bank of £400m calculated using a benchmarked approach based on UK cards and UK retail loans. The sensitivity of these exposures would materially reflect the sensitivity of the benchmarked model.
The use of five scenarios with associated weighting results in a total weighted ECL uplift from the Baseline ECL of 1.3%.
Retail mortgages: Total weighted ECL of £62m represents a 21.6% increase over the Baseline ECL (£51m). Total ECL increases to £190m under the Downside 2 scenario, driven by a fall in UK HPI.
Retail credit cards: Total weighted ECL of £3,336m is broadly aligned to the Baseline ECL (£3,332m). Total ECL increases to £3,715m under the Downside 2 scenario, driven by an increase in UK and US unemployment rate.
Retail other: Total weighted ECL of £192m represents a 3.8% increase over the Baseline ECL (£185m). Total ECL increases to £259m under the Downside 2 scenario, largely driven by an increase in UK unemployment rate.
Corporate loans: Total weighted ECL of £768m represents a 4.6% increase over the Baseline ECL (£734m). Total ECL increases to £1,279 under the Downside 2 scenario, driven by a decrease in UK and US GDP.

	Scenarios[1]
As at 31 December 2024	Weighted[2]	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model exposure (£m)
Retail mortgages	139,086	140,828	140,079	139,188	136,671	134,861
Retail credit cards	63,937	63,821	63,859	63,894	63,980	63,975
Retail other	7,952	8,074	8,025	7,968	7,804	7,614
Corporate loans	213,905	216,064	215,215	214,293	212,007	207,062
Stage 1 Model ECL (£m)
Retail mortgages	1	—	1	1	3	6
Retail credit cards	535	512	523	534	560	586
Retail other	34	32	32	33	36	40
Corporate loans	270	235	247	258	311	363
Stage 1 Coverage (%)
Retail mortgages	—	—	—	—	—	—
Retail credit cards	0.8	0.8	0.8	0.8	0.9	0.9
Retail other	0.4	0.4	0.4	0.4	0.5	0.5
Corporate loans	0.1	0.1	0.1	0.1	0.1	0.2
Stage 2 Model exposure (£m)
Retail mortgages	20,401	18,178	19,072	20,134	23,359	26,339
Retail credit cards	6,904	6,747	6,817	6,889	7,052	7,310
Retail other	1,232	1,110	1,159	1,215	1,380	1,570
Corporate loans	21,197	18,889	19,793	20,827	23,238	28,340
Stage 2 Model ECL (£m)
Retail mortgages	4	1	2	3	8	16
Retail credit cards	1,473	1,387	1,422	1,459	1,567	1,714
Retail other	81	68	72	77	101	134
Corporate loans	532	424	461	505	655	932
Stage 2 Coverage (%)
Retail mortgages	—	—	—	—	—	0.1
Retail credit cards	21.3	20.6	20.9	21.2	22.2	23.4
Retail other	6.6	6.1	6.2	6.3	7.3	8.5
Corporate loans	2.5	2.2	2.3	2.4	2.8	3.3
Stage 3 Model exposure (£m)[3]
Retail mortgages	1,062	1,062	1,062	1,062	1,062	1,062
Retail credit cards	2,197	2,197	2,197	2,197	2,197	2,197
Retail other	158	158	158	158	158	158
Corporate loans	4,051	4,051	4,051	4,051	4,051	4,051
Stage 3 Model ECL (£m)
Retail mortgages	19	12	14	17	29	41
Retail credit cards	1,625	1,585	1,606	1,627	1,663	1,695
Retail other	92	90	91	92	95	97
Corporate loans[4]	71	66	67	69	79	89
Stage 3 Coverage (%)
Retail mortgages	1.8	1.1	1.3	1.6	2.7	3.9
Retail credit cards	74.0	72.1	73.1	74.1	75.7	77.2
Retail other	58.2	57.0	57.6	58.2	60.1	61.4
Corporate loans[4]	1.8	1.6	1.7	1.7	2.0	2.2
Total Model ECL (£m)
Retail mortgages	24	13	17	21	40	63
Retail credit cards	3,633	3,484	3,551	3,620	3,790	3,995
Retail other	207	190	195	202	232	271
Corporate loans[4]	873	725	775	832	1,045	1,384
Total Model ECL	4,737	4,412	4,538	4,675	5,107	5,713

Reconciliation to total ECL	£m
Total weighted model ECL	4,737
ECL from individually assessed exposures[4]	461
ECL from benchmarked exposures and others[5]	358
ECL from debt securities at amortised cost	23
ECL from held for sale assets (co-branded card portfolio)	(282)
ECL from post model management adjustments	235
Of which: ECL from economic uncertainty adjustments	78
Total ECL	5,532
Notes:
1Model exposure and ECL reported within Retail credit cards and Retail Other excludes the German consumer finance business, sale of which completed after the balance sheet date. Model exposure and ECL reported within Retail credit cards and Corporate loans continue to include a co-branded card portfolio, as its sale is expected to close in 2026.
2Model exposures are allocated to a stage based on an individual scenario rather than a probability-weighted approach as required for Barclays reported impairment allowances. As a result, it is not possible to back solve the final reported weighted ECL from individual scenarios given balances may be assigned to a different stage dependent on the scenario.
3Model exposures allocated to Stage 3 do not change in any of the scenarios as the transition criteria relies only on observable evidence of default as at 31 December
2024 and not on the macroeconomic scenario.
4Material corporate loan defaults are individually assessed across different recovery strategies. As a result, ECL of £461m is reported as an individually assessed impairment in the reconciliation table.
5ECL from benchmarked exposures and others includes ECL on Tesco Bank of £209m calculated using a benchmarked approach based on UK cards and UK retail loans. The sensitivity of these exposures would materially reflect the sensitivity of the benchmarked model.
Credit risk concentration by Industry for contractual maturity, staging and geography

Loans and advances at amortised cost net of impairment allowance
Industry	Geography (audited)					Stage (audited)				Maturity				Carbon related sectors[1]
	United Kingdom	Americas	Europe	Others	Total	Stage 1	Stage 2	Stage 3[4]	Total	< 1 year	1-5 Years	>5 years	Total
As at 31 December 2025	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Agriculture, Food and Forest Products	3,153	—	74	—	3,227	2,649	412	166	3,227	642	1,239	1,346	3,227	Yes
Mining and Quarrying	689	358	221	8	1,276	1,233	36	7	1,276	834	347	95	1,276	Yes
Manufacturing	3,841	1,150	760	361	6,112	4,327	1,574	211	6,112	3,068	2,472	572	6,112	Yes
Government and central bank	2,538	—	118	478	3,134	2,979	37	118	3,134	153	455	2,526	3,134
Banks	717	3,435	1,746	2,740	8,638	8,638	—	—	8,638	8,591	46	1	8,638
Energy and water	2,219	1,069	294	324	3,906	3,559	177	170	3,906	866	1,730	1,310	3,906	Yes
Materials and Building	20,677	2,414	398	365	23,854	21,356	2,199	299	23,854	4,761	13,251	5,842	23,854	Yes
Wholesale and retail distribution and leisure	7,846	675	251	509	9,281	7,492	1,574	215	9,281	3,433	5,083	765	9,281
Transport and storage	928	344	205	125	1,602	1,377	112	113	1,602	344	1,070	188	1,602	Yes
Home Loans	175,327	118	832	1,056	177,333	161,637	13,813	1,883	177,333	1,983	8,912	166,438	177,333	Yes
Business and other services	13,154	5,614	4,024	1,354	24,146	20,677	2,679	790	24,146	7,252	14,640	2,254	24,146
Other Financial Institutions	6,021	30,761	8,521	2,845	48,148	46,359	1,523	266	48,148	15,074	27,033	6,041	48,148
Cards, unsecured loans and other personal lending	27,615	20,939	1,410	902	50,866	45,405	4,820	641	50,866	10,508	20,291	20,067	50,866
Total loans and advances at amortised cost	264,725	66,877	18,854	11,067	361,523	327,688	28,956	4,879	361,523	57,509	96,569	207,445	361,523
Debt securities at amortised cost³	28,143	19,395	17,523	3,414	68,475	68,113	362	—	68,475	10,664	31,655	26,156	68,475
Total loans and advances at amortised cost including debt securities	292,868	86,272	36,377	14,481	429,998	395,801	29,318	4,879	429,998	68,173	128,224	233,601	429,998
Contingent liabilities	5,521	12,320	5,084	1,544	24,469	22,448	1,905	116	24,469	24,469	—	—	24,469
Loan commitments	118,101	239,886	35,665	9,662	403,314	388,045	14,568	701	403,314	403,294	17	3	403,314
Total off-balance sheet²	123,622	252,206	40,749	11,206	427,783	410,493	16,473	817	427,783	427,763	17	3	427,783

Loans and advances at amortised cost net of impairment allowance
Industry	Geography (audited)					Stage (audited)				Maturity				Carbon related sectors ¹
	United Kingdom	Americas	Europe	Others	Total	Stage 1	Stage 2	Stage 3[4]	Total	< 1 year	1-5 Years	>5 years	Total
As at 31 December 2024	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Agriculture, Food and Forest Products	3,430	—	—	—	3,430	2,518	484	428	3,430	769	1,109	1,552	3,430	Yes
Mining and Quarrying	515	708	189	—	1,412	1,335	76	1	1,412	346	1,060	6	1,412	Yes
Manufacturing	3,578	1,418	828	349	6,173	4,764	1,237	172	6,173	3,151	2,715	307	6,173	Yes
Government and central bank	3,373	—	2	342	3,717	3,674	43	—	3,717	254	291	3,172	3,717
Banks	730	3,573	1,301	2,721	8,325	8,323	2	—	8,325	8,166	159	—	8,325
Energy and water	2,109	401	203	287	3,000	2,537	206	257	3,000	809	1,300	891	3,000	Yes
Materials and Building	18,502	2,816	399	220	21,937	18,987	2,536	414	21,937	4,535	10,944	6,458	21,937	Yes
Wholesale and retail distribution and leisure	7,934	831	294	616	9,675	7,850	1,565	260	9,675	3,647	4,943	1,085	9,675
Transport and storage	763	421	300	96	1,580	1,321	164	95	1,580	480	925	175	1,580	Yes
Home Loans	166,181	113	899	868	168,061	146,652	19,534	1,875	168,061	1,674	9,585	156,802	168,061	Yes
Business and other services	13,266	5,196	3,646	1,031	23,139	19,301	3,049	789	23,139	6,510	13,524	3,105	23,139
Other Financial Institutions	6,772	30,791	7,121	2,553	47,237	45,689	1,474	74	47,237	16,552	24,002	6,683	47,237
Cards, unsecured loans and other personal lending	26,745	20,079	994	769	48,587	42,885	5,032	670	48,587	10,505	19,218	18,864	48,587
Total loans and advances at amortised cost	253,898	66,347	16,176	9,852	346,273	305,836	35,402	5,035	346,273	57,398	89,775	199,100	346,273
Debt securities at amortised cost³	25,939	19,721	15,558	6,992	68,210	64,976	3,234	—	68,210	7,051	32,631	28,528	68,210
Total loans and advances at amortised cost including debt securities	279,837	86,068	31,734	16,844	414,483	370,812	38,636	5,035	414,483	64,449	122,406	227,628	414,483
Contingent liabilities	5,721	10,742	5,514	2,381	24,358	21,028	2,835	495	24,358	24,358	—	—	24,358
Loan commitments	114,458	243,619	41,361	8,361	407,799	391,227	15,893	679	407,799	407,731	68	—	407,799
Total off-balance sheet²	120,179	254,361	46,875	10,742	432,157	412,255	18,728	1,174	432,157	432,089	68	—	432,157
Notes:
1Refer to Carbon related assets table on page 215 for more details on the "Exposures towards sectors that highly contribute to carbon related assets" under the respective Industry sectors.
2The Off-balance sheet contingent liabilities and loan commitments excludes the fair value balance of £22,197m in 2025 (2024: £16,338m) and includes exposures relating to financial assets classified as assets held for sale.
3Debt securities at amortised cost primarily includes £40,375m (2024: £39,699m) in Government and central bank, £25,064m (2024: £24,007m) in other financial institutions, £414m (2024: £1,388m) in materials & building and £802m (2024: £1,249m) in Banks.
-  For analysis of Debt securities by issuer, refer to "Analysis of Debt Securities" on page 267.
4Loans and advances stage 3 includes  POCI assets of £39m (2024: £57m).

Balance sheet credit quality (audited)
	PD Range			Total	PD range			Total
	0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%		0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%
	£m	£m	£m	£m	%	%	%	%
As at 31 December 2025
Cash and balances at central banks	229,752	—	—	229,752	100	—	—	100
Cash collateral and settlement balances	117,555	12,970	7	130,532	90	10	—	100
Loans and advances at amortised cost:
Retail mortgages	167,674	6,805	2,854	177,333	94	4	2	100
Retail credit cards	12,288	22,612	2,052	36,952	33	61	6	100
Retail other	7,928	5,601	385	13,914	57	40	3	100
Corporate loans	100,457	28,503	4,364	133,324	76	21	3	100
Total loans and advances at amortised cost	288,347	63,521	9,655	361,523	80	17	3	100
Debt securities at amortised cost	67,920	495	60	68,475	99	1	—	100
Reverse repurchase agreements and other similar secured lending	15,672	1,950	—	17,622	89	11	—	100
Trading portfolio assets:
Debt securities	79,724	14,144	491	94,359	84	15	1	100
Traded loans	5,339	5,241	1,669	12,249	43	43	14	100
Total trading portfolio assets	85,063	19,385	2,160	106,608	80	18	2	100
Financial assets at fair value through the income statement:
Loans and advances	27,093	20,037	542	47,672	57	42	1	100
Debt securities	2,030	930	254	3,214	63	29	8	100
Reverse repurchase agreements	96,857	35,131	500	132,488	73	27	—	100
Other financial assets	64	19	—	83	77	23	—	100
Total financial assets at fair value through the income statement	126,044	56,117	1,296	183,457	68	31	1	100
Derivative financial instruments	237,405	14,617	437	252,459	94	6	—	100
Financial assets at fair value through other comprehensive income	74,328	62	—	74,390	100	—	—	100
Other assets	780	65	2	847	92	8	—	100
Assets held for sale	2,461	3,130	210	5,801	42	54	4	100
Total on-balance sheet	1,245,327	172,312	13,827	1,431,466	87	12	1	100

Balance sheet credit quality (audited)
	PD Range			Total	PD range			Total
	0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%		0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%
	£m	£m	£m	£m	%	%	%	%
As at 31 December 2024
Cash and balances at central banks	210,184	—	—	210,184	100	—	—	100
Cash collateral and settlement balances	104,446	15,371	26	119,843	87	13	—	100
Loans and advances at amortised cost:
Retail mortgages	160,441	5,332	2,288	168,061	96	3	1	100
Retail credit cards	11,157	21,779	1,843	34,779	32	63	5	100
Retail other	6,014	7,390	404	13,808	44	53	3	100
Corporate loans	95,560	29,303	4,762	129,625	73	23	4	100
Total loans and advances at amortised cost	273,172	63,804	9,297	346,273	79	18	3	100
Debt securities at amortised cost	67,645	565	—	68,210	99	1	—	100
Reverse repurchase agreements and other similar secured lending	2,966	1,768	—	4,734	63	37	—	100
Trading portfolio assets:
Debt securities	65,994	11,478	542	78,014	84	15	1	100
Traded loans	2,543	7,442	3,485	13,470	19	55	26	100
Total trading portfolio assets	68,537	18,920	4,027	91,484	75	21	4	100
Financial assets at fair value through the income statement:
Loans and advances	25,051	19,444	573	45,068	56	43	1	100
Debt securities	1,756	1,156	53	2,965	59	39	2	100
Reverse repurchase agreements	103,571	37,565	637	141,773	74	26	—	100
Other financial assets	88	22	—	110	80	20	—	100
Total financial assets at fair value through the income statement	130,466	58,187	1,263	189,916	68	31	1	100
Derivative financial instruments	275,232	18,104	194	293,530	94	6	—	100
Financial assets at fair value through other comprehensive income	78,005	50	—	78,055	100	—	—	100
Other assets	815	69	7	891	91	8	1	100
Assets held for sale	1,178	8,235	131	9,544	12	87	1	100
Total on-balance sheet	1,212,646	185,073	14,945	1,412,664	86	13	1	100

Credit risk profile by internal PD grade for retail mortgages (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grade	PD range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2025
1 - 3	0.0 to <0.05%	Strong	11,602	68	—	—	11,670	—	—	—	—	—	11,670	—
4 - 5	0.05 to <0.15%	Strong	91,122	2,291	—	—	93,413	2	1	—	—	3	93,410	—
6 - 8	0.15 to <0.30%	Strong	39,834	2,907	—	—	42,741	5	2	—	—	7	42,734	—
9 - 11	0.30 to <0.60%	Strong	17,191	2,681	—	—	19,872	10	2	—	—	12	19,860	0.1
12 - 14	0.60 to <2.15%	Satisfactory	1,548	2,704	—	—	4,252	—	4	—	—	4	4,248	0.1
15 - 19	2.15 to <11.35%	Satisfactory	296	2,265	—	—	2,561	—	4	—	—	4	2,557	0.2
20 - 21	11.35 to <100%	Higher Risk	61	913	—	—	974	—	3	—	—	3	971	0.3
22	100%	Credit Impaired	—	—	1,967	—	1,967	—	—	84	—	84	1,883	4.3
Total			161,654	13,829	1,967	—	177,450	17	16	84	—	117	177,333	0.1

Credit risk profile by internal PD grade for retail credit cards[3] (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grade	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2025
1 - 3	0.0 to <0.05%	Strong	1,749	38	—	—	1,787	40	23	—	—	63	1,724	3.5
4 - 5	0.05 to <0.15%	Strong	2,360	5	—	—	2,365	3	—	—	—	3	2,362	0.1
6 - 8	0.15 to <0.30%	Strong	3,082	5	—	—	3,087	7	—	—	—	7	3,080	0.2
9 - 11	0.30 to <0.60%	Strong	5,132	12	—	—	5,144	22	—	—	—	22	5,122	0.4
12 - 14	0.60 to <2.15%	Satisfactory	11,536	125	—	—	11,661	127	8	—	—	135	11,526	1.2
15 - 19	2.15 to <11.35%	Satisfactory	9,431	2,344	—	—	11,775	321	368	—	—	689	11,086	5.9
20 - 21	11.35 to <100%	Higher Risk	433	1,950	—	—	2,383	46	795	—	—	841	1,542	35.3
22	100%	Credit Impaired	—	—	2,055	24	2,079	—	—	1,569	—	1,569	510	75.5
Total			33,723	4,479	2,055	24	40,281	566	1,194	1,569	—	3,329	36,952	8.3

Credit risk profile by internal PD grade for retail other (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grade	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2025
1 - 3	0.0 to <0.05%	Strong	46	1	—	—	47	—	—	—	—	—	47	—
4 - 5	0.05 to <0.15%	Strong	454	6	—	—	460	1	—	—	—	1	459	0.2
6 - 8	0.15 to <0.30%	Strong	889	12	—	—	901	2	—	—	—	2	899	0.2
9 - 11	0.30 to <0.60%	Strong	6,491	63	—	—	6,554	28	3	—	—	31	6,523	0.5
12 - 14	0.60 to <2.15%	Satisfactory	2,894	266	—	—	3,160	23	11	—	—	34	3,126	1.1
15 - 19	2.15 to <11.35%	Satisfactory	1,515	1,066	—	—	2,581	39	67	—	—	106	2,475	4.1
20 - 21	11.35 to <100%	Higher Risk	60	304	—	—	364	8	102	—	—	110	254	30.2
22	100%	Credit Impaired	—	—	349	15	364	—	—	233	—	233	131	64.0
Total			12,349	1,718	349	15	14,431	101	183	233	—	517	13,914	3.6

Credit risk profile by internal PD grade for corporate loans[3] (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grade	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2025
1 - 3	0.0 to <0.05%	Strong	41,676	405	—	—	42,081	6	6	—	—	12	42,069	—
4 - 5	0.05 to <0.15%	Strong	25,812	40	—	—	25,852	8	—	—	—	8	25,844	—
6 - 8	0.15 to <0.30%	Strong	14,313	577	—	—	14,890	12	22	—	—	34	14,856	0.2
9 - 11	0.30 to <0.60%	Strong	17,115	612	—	—	17,727	33	3	—	—	36	17,691	0.2
12 - 14	0.60 to <2.15%	Satisfactory	17,605	3,447	—	—	21,052	85	50	—	—	135	20,917	0.6
15 - 19	2.15 to <11.35%	Satisfactory	4,140	3,603	—	—	7,743	57	100	—	—	157	7,586	2.0
20 - 21	11.35 to <100%	Higher Risk	192	1,954	—	—	2,146	6	134	—	—	140	2,006	6.5
22	100%	Credit Impaired	—	—	3,159	—	3,159	—	—	804	—	804	2,355	25.5
Total			120,853	10,638	3,159	—	134,650	207	315	804	—	1,326	133,324	1.0

Credit risk profile by internal PD grade for loans and advances at amortised cost[3] (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grade	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2025
1 - 3	0.0 to <0.05%	Strong	55,073	512	—	—	55,585	46	29	—	—	75	55,510	0.1
4 - 5	0.05 to <0.15%	Strong	119,748	2,342	—	—	122,090	14	1	—	—	15	122,075	—
6 - 8	0.15 to <0.30%	Strong	58,118	3,501	—	—	61,619	26	24	—	—	50	61,569	0.1
9 - 11	0.30 to <0.60%	Strong	45,929	3,368	—	—	49,297	93	8	—	—	101	49,196	0.2
12 - 14	0.60 to <2.15%	Satisfactory	33,583	6,542	—	—	40,125	235	73	—	—	308	39,817	0.8
15 - 19	2.15 to <11.35%	Satisfactory	15,382	9,278	—	—	24,660	417	539	—	—	956	23,704	3.9
20 - 21	11.35 to <100%	Higher Risk	746	5,121	—	—	5,867	60	1,034	—	—	1,094	4,773	18.6
22	100%	Credit Impaired	—	—	7,530	39	7,569	—	—	2,690	—	2,690	4,879	35.5
Total			328,579	30,664	7,530	39	366,812	891	1,708	2,690	—	5,289	361,523	1.4

Credit risk profile by internal PD grade for retail mortgages (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grade	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2024
1 - 3	0.0 to <0.05%	Strong	26,799	649	—	—	27,448	1	—	—	—	1	27,447	—
4 - 5	0.05 to <0.15%	Strong	90,420	6,864	—	—	97,284	16	3	—	—	19	97,265	—
6 - 8	0.15 to <0.30%	Strong	18,574	4,417	—	—	22,991	8	6	—	—	14	22,977	0.1
9 - 11	0.30 to <0.60%	Strong	9,829	2,945	—	—	12,774	12	10	—	—	22	12,752	0.2
12 - 14	0.60 to <2.15%	Satisfactory	863	2,741	—	—	3,604	1	19	—	—	20	3,584	0.6
15 - 19	2.15 to <11.35%	Satisfactory	83	1,681	—	—	1,764	—	16	—	—	16	1,748	0.9
20 - 21	11.35 to <100%	Higher Risk	122	299	—	—	421	—	8	—	—	8	413	1.9
22	100%	Credit Impaired	—	—	1,962	—	1,962	—	—	87	—	87	1,875	4.4
Total			146,690	19,596	1,962	—	168,248	38	62	87	—	187	168,061	0.1

Credit risk profile by internal PD grade for retail credit cards[3] (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grade	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2024
1 - 3	0.0 to <0.05%	Strong	119	—	—	—	119	—	—	—	—	—	119	—
4 - 5	0.05 to <0.15%	Strong	1,706	4	—	—	1,710	2	—	—	—	2	1,708	0.1
6 - 8	0.15 to <0.30%	Strong	3,592	5	—	—	3,597	9	—	—	—	9	3,588	0.3
9 - 11	0.30 to <0.60%	Strong	5,758	10	—	—	5,768	26	—	—	—	26	5,742	0.5
12 - 14	0.60 to <2.15%	Satisfactory	10,298	171	—	—	10,469	179	12	—	—	191	10,278	1.8
15 - 19	2.15 to <11.35%	Satisfactory	9,330	2,907	—	—	12,237	290	446	—	—	736	11,501	6.0
20 - 21	11.35 to <100%	Higher Risk	323	1,920	—	—	2,243	47	789	—	—	836	1,407	37.3
22	100%	Credit Impaired	—	—	1,903	40	1,943	—	—	1,507	—	1,507	436	77.6
Total			31,126	5,017	1,903	40	38,086	553	1,247	1,507	—	3,307	34,779	8.7

Credit risk profile by internal PD grade for retail other (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grade	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2024
1 - 3	0.0 to <0.05%	Strong	76	1	—	—	77	1	—	—	—	1	76	1.3
4 - 5	0.05 to <0.15%	Strong	575	5	—	—	580	2	—	—	—	2	578	0.3
6 - 8	0.15 to <0.30%	Strong	774	6	—	—	780	4	—	—	—	4	776	0.5
9 - 11	0.30 to <0.60%	Strong	4,539	59	—	—	4,598	11	3	—	—	14	4,584	0.3
12 - 14	0.60 to <2.15%	Satisfactory	5,762	239	—	—	6,001	82	10	—	—	92	5,909	1.5
15 - 19	2.15 to <11.35%	Satisfactory	656	887	—	—	1,543	21	41	—	—	62	1,481	4.0
20 - 21	11.35 to <100%	Higher Risk	68	176	—	—	244	17	57	—	—	74	170	30.3
22	100%	Credit Impaired	—	—	378	17	395	—	—	161	—	161	234	40.8
Total			12,450	1,373	378	17	14,218	138	111	161	—	410	13,808	2.9

Credit risk profile by internal PD grade for corporate loans[3] (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grade	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2024
1 - 3	0.0 to <0.05%	Strong	41,412	228	3	—	41,643	6	1	2	—	9	41,634	—
4 - 5	0.05 to <0.15%	Strong	24,082	145	—	—	24,227	10	—	—	—	10	24,217	—
6 - 8	0.15 to <0.30%	Strong	11,933	575	—	—	12,508	9	2	—	—	11	12,497	0.1
9 - 11	0.30 to <0.60%	Strong	16,861	377	—	—	17,238	23	3	—	—	26	17,212	0.2
12 - 14	0.60 to <2.15%	Satisfactory	16,673	3,766	—	—	20,439	79	44	—	—	123	20,316	0.6
15 - 19	2.15 to <11.35%	Satisfactory	5,331	3,857	—	—	9,188	73	128	—	—	201	8,987	2.2
20 - 21	11.35 to <100%	Higher Risk	216	2,219	—	—	2,435	9	153	—	—	162	2,273	6.7
22	100%	Credit Impaired	—	—	3,113	—	3,113	—	—	624	—	624	2,489	20.0
Total			116,508	11,167	3,116	—	130,791	209	331	626	—	1,166	129,625	0.9

Credit risk profile by internal PD grade for loans and advances at amortised cost[3] (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grade	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2024
1 - 3	0.0 to <0.05%	Strong	68,406	878	3	—	69,287	8	1	2	—	11	69,276	—
4 - 5	0.05 to <0.15%	Strong	116,783	7,018	—	—	123,801	30	3	—	—	33	123,768	—
6 - 8	0.15 to <0.30%	Strong	34,873	5,003	—	—	39,876	30	8	—	—	38	39,838	0.1
9 - 11	0.30 to <0.60%	Strong	36,987	3,391	—	—	40,378	72	16	—	—	88	40,290	0.2
12 - 14	0.60 to <2.15%	Satisfactory	33,596	6,917	—	—	40,513	341	85	—	—	426	40,087	1.1
15 - 19	2.15 to <11.35%	Satisfactory	15,400	9,332	—	—	24,732	384	631	—	—	1,015	23,717	4.1
20 - 21	11.35 to <100%	Higher Risk	729	4,614	—	—	5,343	73	1,007	—	—	1,080	4,263	20.2
22	100%	Credit Impaired	—	—	7,356	57	7,413	—	—	2,379	—	2,379	5,034	32.1
Total			306,774	37,153	7,359	57	351,343	938	1,751	2,381	—	5,070	346,273	1.4

Credit risk profile by internal PD grade for contingent liabilities[1] (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grade	PD range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2025
1-3	0.0 to <0.05%	Strong	8,837	—	—	—	8,837	1	—	—	—	1	8,836	—
4-5	0.05 to <0.15%	Strong	3,920	178	—	—	4,098	2	—	—	—	2	4,096	—
6-8	0.15 to <0.30%	Strong	3,645	5	—	—	3,650	2	—	—	—	2	3,648	0.1
9-11	0.30 to <0.60%	Strong	2,025	92	—	—	2,117	3	—	—	—	3	2,114	0.1
12-14	0.60 to <2.15%	Satisfactory	2,773	230	—	—	3,003	12	3	—	—	15	2,988	0.5
15-19	2.15 to <11.35%	Satisfactory	1,163	691	—	—	1,854	15	16	—	—	31	1,823	1.7
20-21	11.35 to <100%	Higher Risk	85	709	—	—	794	1	84	—	—	85	709	10.7
22	100%	Credit Impaired	—	—	116	—	116	—	—	23	—	23	93	19.8
Total			22,448	1,905	116	—	24,469	36	103	23	—	162	24,307	0.7

Credit risk profile by internal PD grade for contingent liabilities[1] (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grade	PD range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2024
1-3	0.0 to <0.05%	Strong	8,132	310	—	—	8,442	1	1	—	—	2	8,440	—
4-5	0.05 to <0.15%	Strong	4,934	—	—	—	4,934	2	—	—	—	2	4,932	—
6-8	0.15 to <0.30%	Strong	2,717	391	—	—	3,108	2	—	—	—	2	3,106	0.1
9-11	0.30 to <0.60%	Strong	2,177	119	—	—	2,296	4	—	—	—	4	2,292	0.2
12-14	0.60 to <2.15%	Satisfactory	2,309	563	—	—	2,872	12	7	—	—	19	2,853	0.7
15-19	2.15 to <11.35%	Satisfactory	730	937	—	—	1,667	22	36	—	—	58	1,609	3.5
20-21	11.35 to <100%	Higher Risk	29	515	—	—	544	—	82	—	—	82	462	15.1
22	100%	Credit Impaired	—	—	495	—	495	—	—	16	—	16	479	3.2
Total			21,028	2,835	495	—	24,358	43	126	16	—	185	24,173	0.8

Credit risk profile by internal PD grade for loan commitments1'2 (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grade	PD range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2025
1-3	0.0 to <0.05%	Strong	99,493	254	—	—	99,747	4	—	—	—	4	99,743	—
4-5	0.05 to <0.15%	Strong	91,508	890	—	—	92,398	7	—	—	—	7	92,391	—
6-8	0.15 to <0.30%	Strong	59,653	768	—	—	60,421	6	1	—	—	7	60,414	—
9-11	0.30 to <0.60%	Strong	70,160	696	—	—	70,856	8	—	—	—	8	70,848	—
12-14	0.60 to <2.15%	Satisfactory	52,220	2,994	—	—	55,214	38	28	—	—	66	55,148	0.1
15-19	2.15 to <11.35%	Satisfactory	14,387	5,332	—	—	19,719	40	42	—	—	82	19,637	0.4
20-21	11.35 to <100%	Higher Risk	624	3,634	—	—	4,258	5	66	—	—	71	4,187	1.7
22	100%	Credit Impaired	—	—	696	5	701	—	—	9	—	9	692	1.3
Total			388,045	14,568	696	5	403,314	108	137	9	—	254	403,060	0.1

Credit risk profile by internal PD grade for loan commitments1'2 (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grade	PD range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at December 31 2024
1-3	0.0 to <0.05%	Strong	92,589	342	—	—	92,931	3	—	—	—	3	92,928	—
4-5	0.05 to <0.15%	Strong	82,489	342	—	—	82,831	8	—	—	—	8	82,823	—
6-8	0.15 to <0.30%	Strong	63,004	1,071	—	—	64,075	12	1	—	—	13	64,062	—
9-11	0.30 to <0.60%	Strong	70,770	904	—	—	71,674	19	1	—	—	20	71,654	—
12-14	0.60 to <2.15%	Satisfactory	68,038	3,179	—	—	71,217	36	12	—	—	48	71,169	0.1
15-19	2.15 to <11.35%	Satisfactory	13,633	6,535	—	—	20,168	41	50	—	—	91	20,077	0.5
20-21	11.35 to <100%	Higher Risk	704	3,520	—	—	4,224	2	60	—	—	62	4,162	1.5
22	100%	Credit Impaired	—	—	673	6	679	—	—	9	—	9	670	1.3
Total			391,227	15,893	673	6	407,799	121	124	9	—	254	407,545	0.1
Notes:
1 Excludes loan commitments and financial guarantees of £22.2bn (2024: £16.3bn) carried at fair value.
2 Reported off-balance sheet loan commitments also include exposures relating to financial assets classified as assets held for sale.
3Exposures reported within Retail credit cards and Corporate loans does not include co-branded card portfolio which is classified as assets held for sale.
The tables below set out the fair values of the derivative assets together with the value of those assets subject to enforceable counterparty netting arrangements for which the Group holds offsetting liabilities and eligible collateral.

Derivative assets (audited)
	2025			2024
	Balance sheet assets	Counterparty netting	Net exposure	Balance sheet assets	Counterparty netting	Net exposure
As at 31 December	£m	£m	£m	£m	£m	£m
Foreign exchange	76,887	58,029	18,858	126,098	98,677	27,421
Interest rate	93,241	65,415	27,826	95,796	70,138	25,658
Credit derivatives	7,851	6,350	1,501	6,898	5,728	1,170
Equity and stock index	72,339	63,100	9,239	62,912	54,237	8,675
Commodity derivatives	2,141	1,849	292	1,826	1,654	172
Total derivative assets	252,459	194,743	57,716	293,530	230,434	63,096
Cash collateral held			30,758			30,637
Net exposure less collateral			26,958			32,459

Loans and advances to customers classified as assets held for sale (audited)
	Stage 1			Stage 2			Stage 3			Total
	Gross	ECL	Coverage	Gross	ECL	Coverage	Gross	ECL	Coverage	Gross	ECL	Coverage
As at 31 December 2025	£m	£m	%	£m	£m	%	£m	£m	%	£m	£m	%
Retail credit cards - US	5,468	65	1.2	466	124	26.6	54	44	81.5	5,988	233	3.9
Retail credit cards - Germany	—	—	—	—	—	—	—	—	—	—	—	—
Retail other - Germany	—	—	—	—	—	—	—	—	—	—	—	—
Corporate loans - US	43	1	2.3	6	2	33.3	—	—	—	49	3	6.1
Total Rest of the World	5,511	66	1.2	472	126	26.7	54	44	81.5	6,037	236	3.9

As at 31 December 2024
Retail credit cards - US	5,495	64	1.2	689	161	23.4	57	46	80.7	6,241	271	4.3
Retail credit cards - Germany	1,908	18	0.9	307	29	9.4	93	69	74.2	2,308	116	5.0
Retail other - Germany	1,134	16	1.4	220	33	15.0	71	48	67.6	1,425	97	6.8
Corporate loans - US	49	1	2.0	9	3	33.3	1	1	100.0	59	5	8.5
Total Rest of the World	8,586	99	1.2	1,225	226	18.4	222	164	73.9	10,033	489	4.9

Management adjustments to models for impairment allowance presented by product (audited)
	Impairment allowance pre management adjustments	Economic uncertainty adjustments[1] (a)	Other adjustments (b)	Management adjustments (a+b)	Total impairment allowance	Proportion of Management adjustments to total impairment allowance

As at 31 December 2025	£m	£m	£m	£m	£m	%
Retail credit cards - US	232	5	—	5	237	2.1
Retail credit cards - Germany	—	—	—	—	—	—
Retail other - Germany	—	—	—	—	—	—
Corporate loans - US	3	—	—	—	3	—
Total Rest of the World	235	5	—	5	240	2.1

As at 31 December 2024	£m	£m	£m	£m	£m	%
Retail credit cards - US	277	—	—	—	277	—
Retail credit cards - Germany	101	—	16	16	117	13.7
Retail other - Germany	80	—	17	17	97	17.5
Corporate loans - US	5	—	—	—	5	—
Total Rest of the World	463	—	33	33	496	6.7
Note:
1Reflects a Stage 2 adjustment for elevated US macroeconomic uncertainty; with impacts yet to materialise in consumer behaviour.
Credit exposures by internal PD grade

Credit risk profile by internal PD grade classified as assets held for sale for Retail credit cards - US (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grade	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2025
1 - 3	0.0 to <0.05%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
4 - 5	0.05 to <0.15%	Strong	165	—	—	—	165	—	—	—	—	—	165	—
6 - 8	0.15 to <0.30%	Strong	953	—	—	—	953	3	—	—	—	3	950	0.3
9 - 11	0.30 to <0.60%	Strong	1,351	1	—	—	1,352	6	—	—	—	6	1,346	0.4
12 - 14	0.60 to <2.15%	Satisfactory	1,795	5	—	—	1,800	18	—	—	—	18	1,782	1.0
15 - 19	2.15 to <11.35%	Satisfactory	1,149	226	—	—	1,375	34	35	—	—	69	1,306	5.0
20 - 21	11.35 to <100%	Higher Risk	55	234	—	—	289	4	89	—	—	93	196	32.2
22	100%	Credit Impaired	—	—	54	—	54	—	—	44	—	44	10	81.5
Total			5,468	466	54	—	5,988	65	124	44	—	233	5,755	3.9

Credit risk profile by internal PD grade classified as assets held for sale for Retail credit cards - Germany (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grade	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2025
1 - 3	0.0 to <0.05%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
4 - 5	0.05 to <0.15%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
6 - 8	0.15 to <0.30%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
9 - 11	0.30 to <0.60%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
12 - 14	0.60 to <2.15%	Satisfactory	—	—	—	—	—	—	—	—	—	—	—	—
15 - 19	2.15 to <11.35%	Satisfactory	—	—	—	—	—	—	—	—	—	—	—	—
20 - 21	11.35 to <100%	Higher Risk	—	—	—	—	—	—	—	—	—	—	—	—
22	100%	Credit Impaired	—	—	—	—	—	—	—	—	—	—	—	—
Total			—	—	—	—	—	—	—	—	—	—	—	—

Credit risk profile by internal PD grade classified as assets held for sale for Retail other - Germany (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grade	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2025
1 - 3	0.0 to <0.05%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
4 - 5	0.05 to <0.15%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
6 - 8	0.15 to <0.30%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
9 - 11	0.30 to <0.60%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
12 - 14	0.60 to <2.15%	Satisfactory	—	—	—	—	—	—	—	—	—	—	—	—
15 - 19	2.15 to <11.35%	Satisfactory	—	—	—	—	—	—	—	—	—	—	—	—
20 - 21	11.35 to <100%	Higher Risk	—	—	—	—	—	—	—	—	—	—	—	—
22	100%	Credit Impaired	—	—	—	—	—	—	—	—	—	—	—	—
Total			—	—	—	—	—	—	—	—	—	—	—	—

Credit risk profile by internal PD grade classified as assets held for sale for Corporate loans - US (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grade	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2025
1 - 3	0.0 to <0.05%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
4 - 5	0.05 to <0.15%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
6 - 8	0.15 to <0.30%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
9 - 11	0.30 to <0.60%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
12 - 14	0.60 to <2.15%	Satisfactory	2	—	—	—	2	—	—	—	—	—	2	—
15 - 19	2.15 to <11.35%	Satisfactory	41	—	—	—	41	1	—	—	—	1	40	2.4
20 - 21	11.35 to <100%	Higher Risk	—	6	—	—	6	—	2	—	—	2	4	33.3
22	100%	Credit Impaired	—	—	—	—	—	—	—	—	—	—	—	—
Total			43	6	—	—	49	1	2	—	—	3	46	6.1

Credit risk profile by internal PD grade classified as assets held for sale for Retail credit cards - US (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grade	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2024
1 - 3	0.0 to <0.05%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
4 - 5	0.05 to <0.15%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
6 - 8	0.15 to <0.30%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
9 - 11	0.30 to <0.60%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
12 - 14	0.60 to <2.15%	Satisfactory	5,495	—	—	—	5,495	64	—	—	—	64	5,431	1.2
15 - 19	2.15 to <11.35%	Satisfactory	—	689	—	—	689	—	161	—	—	161	528	23.4
20 - 21	11.35 to <100%	Higher Risk	—	—	—	—	—	—	—	—	—	—	—	—
22	100%	Credit Impaired	—	—	57	—	57	—	—	46	—	46	11	80.7
Total			5,495	689	57	—	6,241	64	161	46	—	271	5,970	4.3

Credit risk profile by internal PD grade classified as assets held for sale for Retail credit cards - Germany (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grade	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2024
1 - 3	0.0 to <0.05%	Strong	62	—	—	—	62	—	—	—	—	—	62	—
4 - 5	0.05 to <0.15%	Strong	289	—	—	—	289	1	—	—	—	1	288	0.3
6 - 8	0.15 to <0.30%	Strong	152	—	—	—	152	1	—	—	—	1	151	0.7
9 - 11	0.30 to <0.60%	Strong	250	—	—	—	250	1	—	—	—	1	249	0.4
12 - 14	0.60 to <2.15%	Satisfactory	928	5	—	—	933	9	—	—	—	9	924	1.0
15 - 19	2.15 to <11.35%	Satisfactory	227	229	—	—	456	6	15	—	—	21	435	4.6
20 - 21	11.35 to <100%	Higher Risk	—	73	—	—	73	—	14	—	—	14	59	19.2
22	100%	Credit Impaired	—	—	93	—	93	—	—	69	—	69	24	74.2
Total			1,908	307	93	—	2,308	18	29	69	—	116	2,192	5.0

Credit risk profile by internal PD grade classified as assets held for sale for Retail other - Germany (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grade	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2024
1 - 3	0.0 to <0.05%	Strong	1	—	—	—	1	—	—	—	—	—	1	—
4 - 5	0.05 to <0.15%	Strong	25	—	—	—	25	—	—	—	—	—	25	—
6 - 8	0.15 to <0.30%	Strong	110	—	—	—	110	—	—	—	—	—	110	—
9 - 11	0.30 to <0.60%	Strong	294	—	—	—	294	1	—	—	—	1	293	0.3
12 - 14	0.60 to <2.15%	Satisfactory	534	17	—	—	551	6	4	—	—	10	541	1.8
15 - 19	2.15 to <11.35%	Satisfactory	170	182	—	—	352	9	22	—	—	31	321	8.8
20 - 21	11.35 to <100%	Higher Risk	—	21	—	—	21	—	7	—	—	7	14	33.3
22	100%	Credit Impaired	—	—	71	—	71	—	—	48	—	48	23	67.6
Total			1,134	220	71	—	1,425	16	33	48	—	97	1,328	6.8

Credit risk profile by internal PD grade classified as assets held for sale for Corporate loans - US (audited)
			Gross carrying amount					Allowance for ECL					Net exposure	Coverage ratio
Grade	PD Range	Credit quality description	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3 excluding POCI	Stage 3 POCI	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2024
1 - 3	0.0 to <0.05%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
4 - 5	0.05 to <0.15%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
6 - 8	0.15 to <0.30%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
9 - 11	0.30 to <0.60%	Strong	—	—	—	—	—	—	—	—	—	—	—	—
12 - 14	0.60 to <2.15%	Satisfactory	49	—	—	—	49	1	—	—	—	1	48	2.0
15 - 19	2.15 to <11.35%	Satisfactory	—	9	—	—	9	—	3	—	—	3	6	33.3
20 - 21	11.35 to <100%	Higher Risk	—	—	—	—	—	—	—	—	—	—	—	—
22	100%	Credit Impaired	—	—	1	—	1	—	—	1	—	1	—	100.0
Total			49	9	1	—	59	1	3	1	—	5	54	8.5
The daily average, high and low values of management VaR

Management VaR (95%, one day) (audited)
	2025			2024
	Average	High[1]	Low[1]	Average	High[1]	Low[1]
For the year ended 31 December	£m	£m	£m	£m	£m	£m
Credit risk	15	21	11	21	27	17
Interest rate risk	15	25	5	15	25	7
Equity risk	7	14	4	6	12	2
Basis risk	6	9	4	5	8	4
Spread risk	5	7	3	5	7	3
Foreign exchange risk	5	10	3	4	9	2
Commodity risk	—	1	—	—	1	—
Inflation risk	5	8	3	4	5	2
Diversification effect[1]	(40)	n/a	n/a	(34)	n/a	n/a
Total management VaR	18	30	8	26	36	15
Note:
1Diversification effects recognise that forecast losses from different assets or businesses are unlikely to occur concurrently, hence the expected aggregate loss is lower than the sum of the expected losses from each area. Historical correlations between losses are taken into account in making these assessments. The high and low
VaR figures reported for each category did not necessarily occur on the same day as the high and low VaR reported as a whole. Consequently, a diversification effect balance for the high and low VaR figures would not be meaningful and is therefore omitted from the above table.
The table below provides detail on the contractual maturity of all financial instruments and other assets and liabilities. Derivatives (other than those designated in a hedging relationship) and trading portfolio assets and liabilities are included in the ‘not more than one month' column at their fair value. Liquidity risk on these items is not managed on the basis of contractual maturity since they are not held for settlement according to such maturity and will frequently be settled before contractual maturity at fair value. Derivatives designated in a hedging relationship are included according to their contractual maturity.
Open-dated financial assets and liabilities are included within 'not more than one month' due to the availability of withdrawals or redemptions at any time, without notice.

Contractual maturity of financial assets and liabilities (audited)
As at 31 December 2025	Not more than one month	Over one month but not more than three months	Over three months but not more than six months	Over six months but not more than one year	Over one year but not more than three years	Over three years but not more than five years	Over five years	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	229,752	—	—	—	—	—	—	229,752
Cash collateral and settlement balances	87,432	43,100	—	—	—	—	—	130,532
Debt securities at amortised cost	390	5,136	1,776	3,362	18,130	13,525	26,156	68,475
Loans and advances at amortised cost to banks and customers	23,738	6,113	7,690	19,968	58,229	38,340	207,445	361,523
Reverse repurchase agreements and other similar secured lending	10,826	338	520	406	1,971	2,816	745	17,622
Trading portfolio assets	190,061	—	—	—	—	—	—	190,061
Financial assets at fair value through the income statement	146,471	13,492	4,506	4,153	10,863	3,036	4,336	186,857
Derivative financial instruments	249,744	146	201	371	1,622	302	73	252,459
Financial assets at fair value through other comprehensive income	1,370	2,064	483	885	13,412	22,875	33,305	74,394
Assets included in disposal groups classified as held for sale	—	—	5,932	—	—	—	—	5,932
Other financial assets	743	47	43	6	5	2	1	847
Total financial assets	940,527	70,436	21,151	29,151	104,232	80,896	272,061	1,518,454
Other assets								25,711
Total assets								1,544,165
Liabilities
Deposits at amortised cost from banks and customers	462,723	42,184	38,930	33,970	6,563	699	544	585,613
Cash collateral and settlement balances	84,836	32,747	—	—	—	—	—	117,583
Repurchase agreements and other similar secured borrowing	10,174	4,507	75	3,030	4,354	—	3,030	25,170
Debt securities in issue	6,206	10,732	23,120	13,302	17,566	16,036	32,071	119,033
Subordinated liabilities	—	—	1,522	400	1,870	1,063	8,099	12,954
Trading portfolio liabilities	57,737	—	—	—	—	—	—	57,737
Financial liabilities designated at fair value	162,852	29,816	16,489	14,172	31,413	19,693	19,673	294,108
Derivative financial instruments	240,147	23	53	13	258	100	214	240,808
Liabilities included in disposal groups classified as held for sale	—	—	—	—	—	—	—	—
Other financial liabilities	4,602	4	30	53	196	154	813	5,852
Total financial liabilities	1,029,277	120,013	80,219	64,940	62,220	37,745	64,444	1,458,858
Other liabilities								7,071
Total liabilities								1,465,929

Contractual maturity of financial assets and liabilities (audited)
As at 31 December 2024	Not more than one month	Over one month but not more than three months	Over three months but not more than six months	Over six months but not more than one year	Over one year but not more than three years	Over three years but not more than five years	Over five years	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	210,184	—	—	—	—	—	—	210,184
Cash collateral and settlement balances	82,661	37,182	—	—	—	—	—	119,843
Debt securities at amortised cost	233	1,009	2,218	3,591	20,231	12,400	28,528	68,210
Loans and advances at amortised cost to banks and customers	24,290	6,237	8,327	18,544	57,020	32,755	199,100	346,273
Reverse repurchase agreements and other similar secured lending	1,390	37	292	359	1,676	980	—	4,734
Trading portfolio assets	166,453	—	—	—	—	—	—	166,453
Financial assets at fair value through the income statement	152,935	11,628	4,489	4,494	10,174	5,568	4,446	193,734
Derivative financial instruments	291,006	293	512	710	783	79	147	293,530
Financial assets at fair value through other comprehensive income	1,473	1,067	351	944	14,239	23,511	36,474	78,059
Assets included in disposal groups classified as held for sale	—	3,710	—	—	6,144	—	—	9,854
Other financial assets	786	29	55	18	2	—	1	891
Total financial assets	931,411	61,192	16,244	28,660	110,269	75,293	268,696	1,491,765
Other assets								26,437
Total assets								1,518,202
Liabilities
Deposits at amortised cost from banks and customers	450,889	40,688	34,512	26,999	5,283	1,505	787	560,663
Cash collateral and settlement balances	76,655	29,574	—	—	—	—	—	106,229
Repurchase agreements and other similar secured borrowing	18,771	1,823	84	8,537	10,200	—	—	39,415
Debt securities in issue	2,928	16,868	5,859	3,469	17,477	15,378	30,423	92,402
Subordinated liabilities	—	96	65	80	2,126	1,583	7,971	11,921
Trading portfolio liabilities	56,908	—	—	—	—	—	—	56,908
Financial liabilities designated at fair value	160,429	23,084	16,739	15,328	28,320	19,050	19,274	282,224
Derivative financial instruments	278,616	27	18	17	282	263	192	279,415
Liabilities included in disposal groups classified as held for sale	—	3,726	—	—	—	—	—	3,726
Other financial liabilities	4,957	4	30	61	202	140	739	6,133
Total financial liabilities	1,050,153	115,890	57,307	54,491	63,890	37,919	59,386	1,439,036
Other liabilities								6,685
Total liabilities								1,445,721
Contractual maturity of financial liabilities on an undiscounted basis
The table below presents the cash flows payable by the Group under financial liabilities by remaining contractual maturities at the balance sheet date. The amounts disclosed in the table are the contractual undiscounted cash flows of all financial liabilities (i.e. nominal values).
The balances in the below table do not agree directly to the balances in the consolidated balance sheet as the table incorporates all cash flows, on an undiscounted basis, related to both principal as well as those associated with all future coupon payments.
Derivative financial instruments held for trading and trading portfolio liabilities are included in the 'not more than one month' column at their fair value. Open-dated financial liabilities are also included within 'not more than one month'.

Contractual maturity of financial liabilities - undiscounted (audited)
	Not more than one month	Over one month but not more than three months	Over three months but not more than six months	Over six months but not more than one year	Over one year but not more than three years	Over three years but not more than five years	Over five years	Total
	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2025
Deposits at amortised cost from banks and customers	462,812	42,491	39,430	34,773	6,917	777	805	588,005
Cash collateral and settlement balances	84,850	32,908	—	—	—	—	—	117,758
Repurchase agreements and other similar secured borrowing	10,185	4,520	75	3,111	4,498	—	3,627	26,016
Debt securities in issue	6,217	10,793	23,413	13,619	18,533	18,178	48,191	138,944
Subordinated liabilities	—	—	1,562	418	1,975	1,263	10,502	15,720
Trading portfolio liabilities	57,737	—	—	—	—	—	—	57,737
Financial liabilities designated at fair value	162,942	29,981	16,677	14,449	32,852	21,679	34,103	312,683
Derivative financial instruments	240,103	67	54	13	278	115	415	241,045
Liabilities included in disposal groups classified as held for sale	—	—	—	—	—	—	—	—
Other financial liabilities	4,606	16	48	89	323	262	3,977	9,321
Total financial liabilities	1,029,452	120,776	81,259	66,472	65,376	42,274	101,620	1,507,229
As at 31 December 2024
Deposits at amortised cost from banks and customers	451,093	40,992	34,963	27,670	5,579	1,752	1,025	563,074
Cash collateral and settlement balances	76,658	29,745	—	—	—	—	—	106,403
Repurchase agreements and other similar secured borrowing	18,790	1,832	84	8,822	10,953	—	—	40,481
Debt securities in issue	2,937	16,981	5,938	3,593	18,365	17,563	46,183	111,560
Subordinated liabilities	—	96	65	80	2,283	1,777	10,726	15,027
Trading portfolio liabilities	56,908	—	—	—	—	—	—	56,908
Financial liabilities designated at fair value	160,604	23,256	16,968	15,709	29,999	21,427	34,407	302,370
Derivative financial instruments	278,620	27	18	17	304	307	403	279,696
Liabilities included in disposal groups classified as held for sale	—	3,726	—	—	—	—	—	3,726
Other financial liabilities	4,963	16	49	96	322	239	4,149	9,834
Total financial liabilities	1,050,573	116,671	58,085	55,987	67,805	43,065	96,893	1,489,079
Maturity of off-balance sheet commitments given
The table below presents the maturity split of the Group’s off-balance sheet commitments given at the balance sheet date. The amounts disclosed in the table are the undiscounted cash flows (i.e. nominal values) on the basis of earliest opportunity at which they are available.

Maturity analysis of off-balance sheet commitments given (audited)
	Not more than one month	Over one month but not more than three months	Over three months but not more than six months	Over six months but not more than one year	Over one year but not more than three years	Over three years but not more than five years	Over five years	Total
	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2025
Contingent liabilities and financial guarantees	25,372	—	1	1	—	—	—	25,374
Documentary credits and other short-term trade related transactions	1,103	—	—	—	—	—	—	1,103
Standby facilities, credit lines and other commitments[1]	423,420	—	—	—	63	17	3	423,503
Total off-balance sheet commitments given	449,895	—	1	1	63	17	3	449,980

As at 31 December 2024
Contingent liabilities and financial guarantees	25,322	22	1	1	—	—	—	25,346
Documentary credits and other short-term trade related transactions	1,432	1	—	—	—	—	—	1,433
Standby facilities, credit lines and other commitments[1]	421,648	—	—	—	68	—	—	421,716
Total off-balance sheet commitments given	448,402	23	1	1	68	—	—	448,495
Note:
1Includes exposures relating to financial assets classified as assets held for sale.
Foreign exchange risk (audited)
The Group is exposed to two sources of foreign exchange risk.
a) Transactional foreign currency exposure
Transactional foreign currency exposures represent exposure on banking assets and liabilities, denominated in currencies other than the functional currency of the transacting entity.
The Group’s risk management policies are designed to prevent the holding of significant open positions in foreign currencies outside the trading portfolio managed by Barclays Investment bank which is monitored through VaR.
Banking book transactional foreign exchange risk outside of Barclays Investment bank is monitored on a daily basis by the market risk function and minimised by the businesses.
b) Translational foreign exchange exposure
The Group’s investments in overseas subsidiaries and branches create capital resources denominated in foreign currencies, principally USD and EUR. Changes in the GBP value of the net investments due to foreign currency movements are captured in the currency translation reserve, resulting in a movement in CET1 capital.
The Group’s strategy is to minimise the volatility of the CET1 ratios caused by foreign exchange movements, by matching the CET1 capital movements to the revaluation of the Group’s foreign currency RWA exposures.

Functional currency of operations (audited)
	Foreign currency net investments	Borrowings which hedge the net investments	Derivatives which hedge the net investments	Structural currency exposures pre- economic hedges	Other equity Instruments	Remaining structural currency exposures
	£m	£m	£m	£m	£m	£m
31 December 2025
USD	26,370	(4,406)	(2,141)	19,823	(5,450)	14,373
EUR	10,195	(6,097)	—	4,098	(1,310)	2,788
INR	1,489	—	(1,259)	230	—	230
JPY	544	(177)	—	367	—	367
Other currencies	2,007	(8)	(989)	1,010	(1,127)	(117)
Total	40,605	(10,688)	(4,389)	25,528	(7,887)	17,641

31 December 2024
USD	28,012	(6,243)	(2,230)	19,539	(5,846)	13,693
EUR	9,549	(5,655)	—	3,894	(264)	3,630
INR	1,403	—	(992)	411	—	411
JPY	628	(215)	—	413	—	413
Other currencies	2,037	(76)	(792)	1,169	(849)	320
Total	41,629	(12,189)	(4,014)	25,426	(6,959)	18,467
Other equity instruments  relate to exposures arising on foreign currency denominated preference share and AT1 instruments. These are accounted for at historical cost under IFRS and do not qualify as hedges for accounting purposes. The gain or loss arising from changes in the GBP value of these instruments is recognised on redemption in retained earnings.
During 2025, total structural currency exposure net of hedging instruments decreased to £17.6bn (2024: £18.5bn). Foreign currency net investments decreased  to £40.6bn (2024: £41.6bn) driven predominantly by a £1.6bn decrease in USD, offset by £0.6bn increase in
EUR. The hedges (excluding economic hedges) associated with these investments decreased to £15.1bn (2024: £16.2bn).

Net interest income sensitivity (AEaR) by currency (audited)
	2025		2024
	+25 basis points	-25 basis points	+25 basis points	-25 basis points
As at 31 December	£m	£m	£m	£m
GBP	31	(41)	56	(76)
USD	(43)	42	(30)	30
EUR	(4)	3	(5)	5
Other currencies	11	(10)	3	(3)
Total	(5)	(6)	24	(44)

Analysis of equity sensitivity (audited)
	2025		2024
	+25 basis points	-25 basis points	+25 basis points	-25 basis points
As at 31 December	£m	£m	£m	£m
Net interest income	(5)	(6)	24	(44)
Taxation effects on the above	1	2	(6)	11
Effect on profit for the year	(4)	(4)	18	(33)
As percentage of net profit after tax	(0.1%)	(0.1%)	0.3%	(0.5%)

Effect on profit for the year (per above)	(4)	(4)	18	(33)
Fair value through other comprehensive income reserve	(193)	200	(189)	196
Cash flow hedge reserve	(1,211)	1,211	(907)	907
Taxation effects on the above	393	(395)	307	(309)
Effect on equity	(1,015)	1,012	(771)	761
As percentage of equity	(1.3%)	1.3%	(1.1%)	1.0%